UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.8%]

    AEROSPACE & DEFENSE [4.3%]
    Goodrich                                             16,400    $        747
    Honeywell International                              21,200             959
    Lockheed Martin                                      13,000           1,197
    Northrop Grumman                                     17,000           1,151
    Raytheon                                             15,200             802
    ----------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                             4,856
    ============================================================================

    AIR FREIGHT & LOGISTICS [0.6%]
    FedEx                                                 6,800             739
    ============================================================================

    AUTO COMPONENTS [0.5%]
    Johnson Controls                                      6,800             584
    ============================================================================

    BEVERAGES [2.0%]
    Coca-Cola                                            27,100           1,308
    Coca-Cola Enterprises                                32,100             655
    Molson Coors Brewing, Cl B                            4,500             344
    ----------------------------------------------------------------------------
    TOTAL BEVERAGES                                                       2,307
    ============================================================================

    CAPITAL MARKETS [7.2%]
    Bank of New York                                     11,600             457
    Goldman Sachs Group                                  11,200           2,233
    Lehman Brothers Holdings                             15,000           1,172
    Merrill Lynch                                        15,400           1,434
    Morgan Stanley                                       27,000           2,198
    State Street                                         11,200             755
    ----------------------------------------------------------------------------
    TOTAL CAPITAL MARKETS                                                 8,249
    ============================================================================

    CHEMICAL [2.5%]
    Dow Chemical                                         36,000           1,438
    PPG Industries                                       14,000             899
    Rohm & Haas                                           8,600             439
    ----------------------------------------------------------------------------
    TOTAL CHEMICAL                                                        2,776
    ============================================================================

    COMMERCIAL BANKS [6.9%]
    Keycorp                                              10,400             396
    PNC Financial Services Group                          6,800             504
    SunTrust Bank                                         6,300             532
    US Bancorp                                           48,000           1,737
    Wachovia                                             35,700           2,033


Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
    Wells Fargo                                          73,460    $      2,612
    ----------------------------------------------------------------------------
    TOTAL COMMERCIAL BANKS                                                7,814
    ============================================================================

    COMMERCIAL SERVICES & SUPPLIES [0.4%]
    Waste Management                                     11,600             427
    ============================================================================

    COMMUNICATIONS EQUIPMENT [2.2%]
    Motorola                                             64,300           1,322
    Nokia, ADR                                           27,000             549
    Qualcomm                                              9,800             370
    Tellabs *                                            23,800             244
    ----------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                                        2,485
    ============================================================================

    COMPUTERS & PERIPHERALS [4.7%]
    Apple Computer *                                      7,300             619
    Hewlett-Packard                                      68,700           2,830
    IBM                                                  19,900           1,933
    ----------------------------------------------------------------------------
    TOTAL COMPUTERS & PERIPHERALS                                         5,382
    ============================================================================

    CONSUMER FINANCE [0.6%]
    Capital One Financial                                 8,300             638
    ============================================================================

    DIVERSIFIED FINANCIAL SERVICES [7.3%]
    Bank of America                                      70,396           3,758
    CIT Group                                            14,500             809
    Citigroup                                            67,786           3,776
    ----------------------------------------------------------------------------
    TOTAL DIVERSIFIED FINANCIAL SERVICES                                  8,343
    ============================================================================

    DIVERSIFIED TELECOMMUNICATION SERVICES [5.6%]
    AT&T                                                 47,300           1,691
    BellSouth                                            45,900           2,162
    Verizon Communications                               68,009           2,533
    ----------------------------------------------------------------------------
    TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          6,386
    ============================================================================

    ELECTRIC UTILITIES [3.2%]
    Edison International                                 13,900             632
    Entergy                                               3,500             323
    FirstEnergy                                          15,700             947
    FPL Group                                            17,300             941
    PPL                                                  22,700             814
    ----------------------------------------------------------------------------
    TOTAL ELECTRIC UTILITIES                                              3,657
    ============================================================================

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
    FOOD & STAPLES RETAILING [1.6%]
    Costco Wholesale                                     16,200    $        857
    Kroger                                               19,300             445
    Safeway                                              16,000             553
    ----------------------------------------------------------------------------
    TOTAL FOOD & STAPLES RETAILING                                        1,855
    ============================================================================

    FOOD PRODUCTS [0.6%]
    Archer-Daniels-Midland                                8,400             268
    Tyson Foods                                          22,000             362
    ----------------------------------------------------------------------------
    TOTAL FOOD PRODUCTS                                                     630
    ============================================================================

    HEALTH CARE PROVIDERS & SERVICES [2.3%]
    Aetna                                                22,100             954
    Cigna                                                 4,500             592
    Health Management
        Associates, Cl A                                 27,000             570
    McKesson                                              9,200             467
    ----------------------------------------------------------------------------
    TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,583
    ============================================================================

    HOUSEHOLD DURABLES [0.4%]
    Whirlpool                                             5,200             432
    ============================================================================

    INDEPENDENT POWER PRODUCER/ENERGY TRADER [0.8%]
    Dynegy *                                                582               4
    Constellation Energy Group                           13,400             923
    ----------------------------------------------------------------------------
    TOTAL INDEPENDENT POWER PRODUCER/ENERGY TRADER                          927
    ============================================================================

    INDUSTRIAL CONGLOMERATES [3.2%]
    General Electric                                     47,500           1,767
    Tyco International                                   61,600           1,873
    ----------------------------------------------------------------------------
    TOTAL INDUSTRIAL CONGLOMERATES                                        3,640
    ============================================================================

    INSURANCE [8.5%]
    ACE                                                  17,800           1,078
    Aflac                                                18,800             865
    American International Group                         29,100           2,085
    Chubb                                                16,600             878
    Hartford Financial Services Group                    12,300           1,148
    Metlife                                              17,100           1,009
    Progressive                                          17,500             424
    Prudential Financial                                  9,700             833
    St. Paul Travelers                                   27,000           1,450
    ----------------------------------------------------------------------------
    TOTAL INSURANCE                                                       9,770
    ============================================================================


Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
    IT SERVICES [1.2%]
    Electronic Data Systems                              39,900    $      1,099
    First Data                                            5,500             141
    Western Union *                                       5,500             123
    ----------------------------------------------------------------------------
    TOTAL IT SERVICES                                                     1,363
    ============================================================================

    LEISURE EQUIPMENT & PRODUCTS [0.4%]
    Mattel                                               18,500             419
    ============================================================================

    LIFE SCIENCES TOOLS/SERVICES [0.5%]
    PerkinElmer                                          23,700             527
    ============================================================================

    MACHINERY [1.3%]
    Caterpillar                                          18,600           1,141
    Illinois Tool Works                                   7,000             323
    ----------------------------------------------------------------------------
    TOTAL MACHINERY                                                       1,464
    ============================================================================

    MEDIA [5.3%]
    CBS, Cl B                                            25,750             803
    Comcast, Cl A *                                      34,800           1,473
    Idearc *                                              3,400              97
    News Corp., Cl A *                                   25,000             537
    Time Warner                                          65,300           1,422
    Walt Disney                                          47,900           1,642
    ----------------------------------------------------------------------------
    TOTAL MEDIA                                                           5,974
    ============================================================================

    METALS & MINING [1.4%]
    Alcoa                                                31,300             939
    Phelps Dodge                                          5,200             623
    ----------------------------------------------------------------------------
    TOTAL METALS & MINING                                                 1,562
    ============================================================================

    MULTI-UTILITIES & UNREGULATED POWER [2.1%]
    Dominion Resources                                   11,700             981
    PG&E                                                 19,600             928
    Sempra Energy                                         8,600             482
    ----------------------------------------------------------------------------
    TOTAL MULTI-UTILITIES & UNREGULATED POWER                             2,391
    ============================================================================

    MULTILINE RETAIL [1.8%]
    Federated Department Stores                          23,400             892
    JC Penney                                             8,000             619

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
    Target                                                9,000    $        514
    ----------------------------------------------------------------------------
    TOTAL MULTILINE RETAIL                                                2,025
    ============================================================================

    OFFICE ELECTRONICS [0.6%]
    Xerox *                                              43,500             737
    ============================================================================

    OIL & GAS [6.1%]
    ChevronTexaco                                        23,040           1,694
    ConocoPhillips                                       28,280           2,035
    Exxon Mobil                                          13,100           1,004
    Marathon Oil                                         14,800           1,369
    Occidental Petroleum                                 18,400             898
    ----------------------------------------------------------------------------
    TOTAL OIL & GAS                                                       7,000
    ============================================================================

    PAPER & FOREST PRODUCTS [0.7%]
    International Paper                                  24,500             835
    ============================================================================

    PERSONAL PRODUCTS [0.2%]
    Alberto-Culver                                       10,500             225
    ============================================================================

    PHARMACEUTICALS [3.9%]
    Abbott Laboratories                                  16,000             780
    Bristol-Myers Squibb                                 66,400           1,748
    Merck                                                22,000             959
    Pfizer                                               37,000             958
    ----------------------------------------------------------------------------
    TOTAL PHARMACEUTICALS                                                 4,445
    ============================================================================

    ROAD & RAIL [2.2%]
    CSX                                                  31,400           1,081
    Norfolk Southern                                     17,800             895
    Ryder System                                          9,300             475
    ----------------------------------------------------------------------------
    TOTAL ROAD & RAIL                                                     2,451
    ============================================================================

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.3%]
    Texas Instruments                                    50,000           1,440
    ============================================================================

    SPECIALTY RETAIL [1.2%]
    Gap                                                  41,000             799
    OfficeMax                                             8,500             422
    Sally Beauty Holdings *                              10,500              82
    ----------------------------------------------------------------------------
    TOTAL SPECIALTY RETAIL                                                1,303
    ============================================================================


Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

    THRIFTS & MORTGAGE FINANCE [2.5%]
    Fannie Mae                                           27,900    $      1,657
    Washington Mutual                                    26,200           1,192
    ----------------------------------------------------------------------------
    TOTAL THRIFTS & MORTGAGE FINANCE                                      2,849
    ============================================================================

    WIRELESS TELECOMMUNICATION SERVICES [1.0%]
    Alltel                                               10,600             641
    Sprint-Nextel                                        24,300             459
    ----------------------------------------------------------------------------
    TOTAL WIRELESS TELECOMMUNICATION SERVICES                             1,100
    ============================================================================

        TOTAL COMMON STOCK
         (Cost $89,610)                                                 112,590
        ========================================================================

CASH EQUIVALENTS [1.3%]
    Fidelity Institutional
        Domestic Money Market
        Portfolio,                                    1,240,143           1,240
        Cl I 5.21%**
    SEI Daily Income Trust,
        Prime Obligation Fund, Cl A
        5.22%**                                         238,092             238
    ----------------------------------------------------------------------------

        TOTAL CASH EQUIVALENTS
         (Cost $1,478)                                                    1,478
        ========================================================================
        TOTAL INVESTMENTS [100.1%]
         (Cost $91,088) +                                          $    114,068
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $113,971 (000).

+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $91,088
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,733 (000) AND $753 (000) RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY.
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [97.2%]

     AEROSPACE & DEFENSE [1.9%]
     Boeing                                               3,300    $        293
     Honeywell International                             11,000             498
     L-3 Communications Holdings                          2,500             204
     ---------------------------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                                              995
     ===========================================================================

     AIR FREIGHT & LOGISTICS [0.8%]
     United Parcel Service, Cl B                          5,700             427
     ===========================================================================

     BEVERAGES [3.3%]
     Coca-Cola                                            9,800             473
     Pepsi Bottling Group                                 9,400             290
     PepsiCo                                             14,500             907
     ---------------------------------------------------------------------------
     TOTAL BEVERAGES                                                      1,670
     ===========================================================================

     BIOTECHNOLOGY [4.3%]
     Amgen *                                             14,300             977
     Genzyme-General Division *                           6,500             400
     Gilead Sciences *                                   12,700             825
     ---------------------------------------------------------------------------
     TOTAL BIOTECHNOLOGY                                                  2,202
     ===========================================================================

     CAPITAL MARKETS [4.0%]
     Franklin Resources                                   2,100             231
     Goldman Sachs Group                                  2,600             518
     Lehman Brothers Holdings                             4,800             375
     Merrill Lynch                                        2,600             242
     State Street                                         5,400             364
     T Rowe Price Group                                   7,000             307
     ---------------------------------------------------------------------------
     TOTAL CAPITAL MARKETS                                                2,037
     ===========================================================================

     COMMERCIAL BANKS [0.5%]
     Synovus Financial                                    8,300             256
     ===========================================================================

     COMMERCIAL SERVICES & SUPPLIES [0.8%]
     Robert Half International                            5,200             193
     RR Donnelley & Sons                                  6,300             224
     ---------------------------------------------------------------------------
     TOTAL COMMERCIAL SERVICES & SUPPLIES                                   417
     ===========================================================================

     COMMUNICATIONS EQUIPMENT [1.3%]
     Qualcomm                                            17,000             642
     ===========================================================================


Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
     COMPUTERS & PERIPHERALS [3.9%]
     Apple Computer *                                     8,100    $        687
     Dell *                                              17,165             431
     IBM                                                  9,000             874
     ---------------------------------------------------------------------------
     TOTAL COMPUTERS & PERIPHERALS                                        1,992
     ===========================================================================

     CONSUMER FINANCE [1.1%]
     Capital One Financial                                3,000             231
     SLM                                                  6,400             312
     ---------------------------------------------------------------------------
     TOTAL CONSUMER FINANCE                                                 543
     ===========================================================================

     DIVERSIFIED FINANCIAL SERVICES [0.5%]
     Chicago Mercantile Exchange
         Holdings                                           550             280
     ===========================================================================

     ENERGY EQUIPMENT & SERVICES [3.3%]
     BJ Services                                         14,100             414
     Nabors Industries *                                 12,200             363
     Schlumberger                                         7,800             493
     Transocean *                                         4,900             396
     ---------------------------------------------------------------------------
     TOTAL ENERGY EQUIPMENT & SERVICES                                    1,666
     ===========================================================================

     FOOD & STAPLES RETAILING [3.8%]
     Sysco                                               16,100             592
     Wal-Mart Stores                                     29,375           1,356
     ---------------------------------------------------------------------------
     TOTAL FOOD & STAPLES RETAILING                                       1,948
     ===========================================================================

     FOOD PRODUCTS [1.1%]
     General Mills                                        4,300             248
     Kellogg                                              6,200             310
     ---------------------------------------------------------------------------
     TOTAL FOOD PRODUCTS                                                    558
     ===========================================================================

     HEALTH CARE EQUIPMENT & SUPPLIES [3.1%]
     Bard (C.R.)                                          3,200             266
     Boston Scientific *                                  8,400             144
     Stryker                                             12,800             705
     Zimmer Holdings *                                    6,200             486
     ---------------------------------------------------------------------------
     TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,601
     ===========================================================================

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
     HEALTH CARE PROVIDERS & SERVICES [3.7%]
     Caremark Rx                                         12,900    $        737
     Quest Diagnostics                                    5,400             286
     UnitedHealth Group                                  15,800             849
     ---------------------------------------------------------------------------
     TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,872
     ===========================================================================

     HEALTH CARE TECHNOLOGY [0.4%]
     IMS Health                                           7,500             206
     ===========================================================================

     HOTELS, RESTAURANTS & LEISURE [2.9%]
     Carnival                                             6,600             324
     Starbucks *                                         19,500             691
     Wyndham Worldwide *                                  1,660              53
     Yum! Brands                                          7,400             435
     ---------------------------------------------------------------------------
     TOTAL HOTELS, RESTAURANTS & LEISURE                                  1,503
     ===========================================================================

     HOUSEHOLD DURABLES [0.4%]
     Harman International Industries                      2,200             220
     ===========================================================================

     HOUSEHOLD PRODUCTS [5.1%]
     Colgate-Palmolive                                   10,100             659
     Procter & Gamble                                    26,302           1,691
     Clorox                                               4,400             282
     ---------------------------------------------------------------------------
     TOTAL HOUSEHOLD PRODUCTS                                             2,632
     ===========================================================================

     INDEPENDENT POWER PRODUCER/ENERGY TRADER [0.6%]
     TXU                                                  5,200             282
     ===========================================================================

     INDUSTRIAL CONGLOMERATES [3.2%]
     3M                                                   6,000             468
     General Electric                                    31,075           1,156
     ---------------------------------------------------------------------------
     TOTAL INDUSTRIAL CONGLOMERATES                                       1,624
     ===========================================================================

     INSURANCE [2.6%]
     Aflac                                                6,600             304
     American International Group                        11,500             824
     Progressive                                          8,000             194
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                      1,322
     ===========================================================================


Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
     INTERNET SOFTWARE & SERVICES [3.9%]
     eBay *                                              26,800    $        806
     Google, Cl A *                                       1,300             598
     Yahoo! *                                            22,500             575
     ---------------------------------------------------------------------------
     TOTAL INTERNET SOFTWARE & SERVICES                                   1,979
     ===========================================================================

     IT SERVICES [0.7%]
     First Data                                           7,100             181
     Paychex                                              4,800             190
     ---------------------------------------------------------------------------
     TOTAL IT SERVICES                                                      371
     ===========================================================================

     LIFE SCIENCE TOOL/SERVICE [0.6%]
     Thermo Electron *                                    7,100             322
     ===========================================================================

     MACHINERY [2.5%]
     Caterpillar                                         12,000             736
     Danaher                                              7,600             551
     ---------------------------------------------------------------------------
     TOTAL MACHINERY                                                      1,287
     ===========================================================================

     MEDIA [1.9%]
     Comcast, Cl A *                                      8,100             343
     McGraw-Hill                                          5,400             367
     Time Warner                                         13,100             286
     ---------------------------------------------------------------------------
     TOTAL MEDIA                                                            996
     ===========================================================================

     METALS & MINING [0.9%]
     Goldcorp                                             9,000             256
     Nucor                                                4,200             230
     ---------------------------------------------------------------------------
     TOTAL METALS & MINING                                                  486
     ===========================================================================

     MULTILINE RETAIL [1.7%]
     Sears Holdings *                                     2,700             453
     Target                                               7,500             428
     ---------------------------------------------------------------------------
     TOTAL MULTILINE RETAIL                                                 881
     ===========================================================================

     OIL & GAS [10.1%]
     Anadarko Petroleum                                   8,000             348
     ChevronTexaco                                       18,000           1,323
     Exxon Mobil                                         32,000           2,452
     Sunoco                                               4,200             262

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
     XTO Energy                                          16,400    $        772
     ---------------------------------------------------------------------------
     TOTAL OIL & GAS                                                      5,157
     ===========================================================================

     PERSONAL PRODUCTS [0.6%]
     Avon Products                                        8,600             284
     ===========================================================================

     PHARMACEUTICALS [4.9%]
     Johnson & Johnson                                   16,664           1,100
     Pfizer                                              26,400             684
     Wyeth                                               13,850             705
     ---------------------------------------------------------------------------
     TOTAL PHARMACEUTICALS                                                2,489
     ===========================================================================

     REAL ESTATE INVESTMENT TRUST [0.9%]
     Simon Property Group                                 4,700             476
     ===========================================================================

     REAL ESTATE MANAGEMENT & DEVELOPMENT [0.1%]
     Realogy *                                            2,075              63
     ===========================================================================

     ROAD & RAIL [0.0%]
     Avis Budget Group *                                    830              18
     ===========================================================================

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [3 4%]
     Applied Materials                                   13,200             243
     Broadcom, Cl A *                                    11,850             383
     Intel                                               12,350             250
     Linear Technology                                   11,700             355
     Texas Instruments                                   17,800             513
     ---------------------------------------------------------------------------
     TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                       1,744
     ===========================================================================

     SOFTWARE [7.0%]
     Adobe Systems *                                      6,100             251
     Autodesk *                                           9,800             397
     Citrix Systems *                                     7,100             192
     Electronic Arts *                                    3,600             181
     Microsoft                                           49,830           1,488
     Oracle *                                            22,500             386
     Symantec *                                          34,400             717
     ---------------------------------------------------------------------------
     TOTAL SOFTWARE                                                       3,612
     ===========================================================================

     SPECIALTY RETAIL [3.3%]
     Best Buy                                             3,500             172
     Home Depot                                          18,300             735
     Lowe's                                              17,600             548


Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
     TJX                                                  8,600    $        246
     ---------------------------------------------------------------------------
     TOTAL SPECIALTY RETAIL                                               1,701
     ===========================================================================

     TEXTILES, APPAREL & LUXURY GOODS [1.2%]
     Coach *                                             14,000             601
     ===========================================================================

     THRIFTS & MORTGAGE FINANCE [0.7%]
     Countrywide Financial                                8,600             365
     ===========================================================================

     WIRELESS TELECOMMUNICATION SERVICES [0.2%]
     Sprint-Nextel                                        4,309              81
     ===========================================================================

         TOTAL COMMON STOCK
           (Cost $43,860)                                                49,808
         =======================================================================

CASH EQUIVALENTS [2.7%]
     Fidelity Institutional Domestic
         Money Market Portfolio,
         Cl I 5.21% **                                1,371,084           1,371
     SEI Daily Income Trust, Prime
         Obligation Fund,
            Cl A  5.22% **                               28,470              28
     ---------------------------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $1,399)                                                  1,399
         =======================================================================

         TOTAL INVESTMENTS [99.9%]
           (Cost $45,259) +                                        $     51,207
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $51,253 (000).

+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $45,259
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,604 (000) AND $1,656 (000) RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY.
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

RCB Small Cap Value Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

 COMMON STOCK+ [90.9%]

     BROADCASTING & CABLE [8.2%]
     Cox Radio, Cl A *                                  130,450    $      2,126
     Cumulus Media, Cl A *                              219,800           2,284
     Fisher Communications *                             30,000           1,326
     ---------------------------------------------------------------------------
     TOTAL BROADCASTING & CABLE                                           5,736
     ===========================================================================

     COMMERCIAL SERVICES [1.9%]
     Coinstar *                                          42,800           1,308
     ===========================================================================

     DIVERSIFIED METALS & MINING [2.2%]
     Compass Minerals International                      48,400           1,528
     ===========================================================================

     UTILITIES [4.2%]
     Sierra Pacific Resources *                         174,000           2,928
     ===========================================================================

     ENERGY EQUIPMENT & SERVICES [5.1%]
     CARBO Ceramics                                      36,000           1,346
     Hanover Compressor *                               120,500           2,276
     ---------------------------------------------------------------------------
     TOTAL ENERGY EQUIPMENT & SERVICES                                    3,622
     ===========================================================================

     ENTERTAINMENT [3.9%]
     Lodgenet Entertainment *                           109,500           2,741
     ===========================================================================

     FINANCIAL SERVICES [0.1%]
     Oppenheimer Holdings, Cl A                           2,100              70
     ===========================================================================

     FOOD, BEVERAGE & TOBACCO [4.6%]
     Ralcorp Holdings *                                  62,400           3,176
     ===========================================================================

     HOUSEHOLD PRODUCTS [4.3%]
     Central Garden & Pet *                              62,050           3,004
     ===========================================================================

     INSURANCE [28.8%]
     Alleghany *                                         12,218           4,442
     Conseco *                                          157,200           3,141
     Hilb Rogal & Hobbs                                  38,900           1,639
     Montpelier Re Holdings                             152,450           2,837
     Odyssey Re Holdings                                 41,800           1,559
     USI Holdings *                                     185,100           2,843


                                                   Shares/Face
 Description                                       Amount (000)    Value (000)
--------------------------------------------------------------------------------

     White Mountains Insurance
         Group                                            6,200    $      3,593
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                     20,054
     ===========================================================================

     MACHINERY [2.2%]
     IDEX                                                31,800           1,508
     ===========================================================================

     OIL & GAS [3.1%]
     Rosetta Resources *                                114,200           2,132
     ===========================================================================

     PREPACKAGING SOFTWARE [2.2%]
     PLATO Learning *                                   282,700           1,529
     ===========================================================================

     REAL ESTATE INVESTMENT TRUST [4.5%]
     Annaly Mortgage Management                         225,100           3,131
     ===========================================================================

     RETAIL [11.4%]
     IHOP                                                27,170           1,432
     Smart & Final *                                    194,600           3,678
     Triarc, Cl B                                       141,300           2,826
     ---------------------------------------------------------------------------
     TOTAL RETAIL                                                         7,936
     ===========================================================================

     RUBBER & PLASTIC [2.2%]
     Spartech                                            58,200           1,526
     ===========================================================================

     SPECIALTY RETAIL [2.0%]
     Jo-Ann Stores *                                     57,500           1,414
     ---------------------------------------------------------------------------

         TOTAL COMMON STOCK
          (Cost $48,142)                                                 63,343
         =======================================================================

 CORPORATE BONDS [1.8%]
     FINANCIAL SERVICES [1.5%]
     Labranche (A)
         9.500%, 05/15/09                             $   1,000           1,050
     ===========================================================================

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

RCB Small Cap Value Fund

 Description                                  Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
     LABORATORY EQUIPMENT [0.3%]
     Sea Containers, Ser B (C)
         10.750%, 10/15/06                           $      250    $        186
     ---------------------------------------------------------------------------

         TOTAL CORPORATE BONDS
          (Cost $1,258)                                                   1,236
         =======================================================================

 REPURCHASE AGREEMENT (B) [7.2%]
     Morgan Stanley, 5.000%, dated
         12/29/06, repurchased on
         01/02/07, repurchase price
         $5,052,806 (collateralized by
         a U.S. Treasury Note, par
         value $5,068,069, 3.875%,
         1/15/08; with total market
         value $5,150,660)                                5,050           5,050
--------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
          (Cost $5,050)                                                   5,050
         =======================================================================

         TOTAL INVESTMENTS [99.9%]
          (Cost $54,450) ++                                        $     69,629
         =======================================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $69,705 (000).

 * NON-INCOME PRODUCING SECURITY.
 + MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
 ++ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $54,529 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
 $15,510 (000) AND $410 (000) RESPECTIVELY.
 (A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2006, THE VALUE OF THIS SECURITY AMOUNTED TO $1,050 (000), REPRESENTING 1.5% OF THE NET ASSETS OF THE FUND.
 (B) TRI-PARTY REPURCHASE AGREEMENT
 (C) IN DEFAULT ON INTEREST PAYMENTS
 CL -- CLASS

 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Technology Growth Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [96.9%]

AUDIO & VIDEO EQUIPMENT MANUFACTURING [1.0%]
     Sony, ADR                                              625    $         27
     ===========================================================================

COMMUNICATIONS EQUIPMENT MANUFACTURING [12.6%]
     Cisco Systems *                                      4,705             129
     Harris                                                 700              32
     Motorola                                             2,725              56
     Nokia, ADR                                           2,150              44
     Qualcomm                                             2,600              98
--------------------------------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT
     MANUFACTURING                                                          359
     ===========================================================================

COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING [21.2%]
     Apple Computer *                                       995              84
     Dell *                                               1,525              38
     EMC-Mass *                                           4,505              59
     Hewlett-Packard                                      3,823             158
     IBM                                                  1,400             136
     NAVTEQ *                                               800              28
     Sandisk *                                              675              29
     Symbol Technologies                                  2,250              34
     Western Digital *                                    1,750              36
--------------------------------------------------------------------------------
     TOTAL COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING                                                          602
     ===========================================================================

COMPUTER SYSTEMS DESIGN & RELATED SERVICES [6.7%]
     Autodesk *                                             800              32
     Cerner *                                               400              18
     Cognizant Technology Solutions, Cl A *                 800              62
     Electronic Data Systems                              1,725              48
     Micros Systems *                                       300              16
     Quest Software *                                     1,100              16
--------------------------------------------------------------------------------
     TOTAL COMPUTER SYSTEMS DESIGN & RELATED
     SERVICES                                                               192
     ===========================================================================

DATA PROCESSING SERVICES [2.0%]
     Affiliated Computer Services, Cl A *                   425              21
     First Data                                           1,400              36
--------------------------------------------------------------------------------
     TOTAL DATA PROCESSING SERVICES                                          57
     ===========================================================================

ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [1.2%]
     eBay *                                               1,175              35
     ===========================================================================


Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING [2.6%]
     Flir Systems *                                         400    $         13
     L-3 Communications Holdings                            500              41
     PerkinElmer                                            875              19
--------------------------------------------------------------------------------
     TOTAL NAVIGATIONAL/MEASURING/MEDICAL/
     CONTROL INSTRUMENTS MANUFACTURING                                       73
     ===========================================================================

ON-LINE INFORMATION SERVICES [5.0%]
     Google *                                                95              44
     WebEx Communications *                               1,125              39
     Websense *                                             700              16
     Yahoo! *                                             1,725              44
--------------------------------------------------------------------------------
     TOTAL ON-LINE INFORMATION SERVICES                                     143
     ===========================================================================

OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING [1.3%]
     Corning *                                            2,000              37
 -------------------------------------------------------------------------------
     TOTAL OTHER ELECTRICAL EQUIPMENT & COMPONENT
     MANUFACTURING                                                           37
     ===========================================================================

SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING
[18.9%]
     Amphenol, Cl A                                         500              31
     Analog Devices                                       1,250              41
     Applied Materials                                    2,350              43
     Arrow Electronics *                                    500              16
     Broadcom, Cl A *                                     1,200              39
     Intel                                                4,950             100
     Jabil Circuit *                                        850              21
     Linear Technology                                    1,200              36
     Maxim Integrated Products                              900              28
     Micron Technology                                    1,650              23
     National Semiconductor                               1,000              23
     Taiwan Semiconductor Manufacturing, ADR *            3,394              37
     Texas Instruments                                    2,900              83
     Xilinx                                                 700              17
--------------------------------------------------------------------------------
     TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING                                                538
     ===========================================================================

SOFTWARE PUBLISHERS [23.0%]
     Adobe Systems *                                      1,000              41
     Akamai Technologies *                                  725              38
     BEA Systems *                                        1,400              18
     Citrix Systems *                                     1,175              32
     Electronic Arts *                                      400              20

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Technology Growth Fund

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------
     F5 Networks *                                          350    $         26
     Intuit *                                               400              12
     McAfee *                                               975              28
     Microsoft                                            7,350             219
     Oracle *                                             4,765              82
     Red Hat *                                            1,250              29
     SAP, ADR *                                             525              28
     Symantec *                                           3,300              69
     VeriSign *                                             550              13
--------------------------------------------------------------------------------
     TOTAL SOFTWARE PUBLISHERS                                              655
     ===========================================================================

TELECOMMUNICATIONS [1.4%]
      Amdocs *                                            1,000              39
--------------------------------------------------------------------------------
      TOTAL TELECOMMUNICATIONS                                               39
     ===========================================================================

         TOTAL COMMON STOCK
            (Cost $2,468)                                                 2,757
         =======================================================================

CASH EQUIVALENTS [3.1%]
      Fidelity Institutional Domestic
         Money Market Portfolio,
         Cl I 5.21% **                                   82,419              82
      SEI Daily Income Trust, Prime
         Obligation Fund,
         Cl I 5.22%**                                     4,884               5
--------------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
            (Cost $87)                                                       87
         =======================================================================

         TOTAL INVESTMENTS [100.0%]
            (Cost $2,555) +                                        $      2,844
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,844 (000).

+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,555
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $550 (000) AND $261
(000) RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY.
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

ON DECEMBER 7, 2006, THE BOARD OF TRUSTEES OF CNI CHARTER FUNDS APPROVED THE TAX-FREE REORGANIZATION OF THE FUND INTO THE LARGE CAP GROWTH EQUITY FUND SERIES (THE "GROWTH FUND") OF CNI CHARTER FUNDS. THE REORGANIZATION IS SUBJECT TO APPROVAL BY SHAREHOLDERS OF THE FUND, AND A COMBINED PROSPECTUS/PROXY STATEMENT WILL BE SENT TO FUND SHAREHOLDERS DURING THE FIRST QUARTER OF 2007.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund


Description                                    Face Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [86.8%]

     AIR TRANSPORTATION [0.3%]
     Federal Express, Ser A2
           7.890%, 09/23/08                      $          165    $        167
     ===========================================================================

     AUTOMOTIVE [2.7%]
     DaimlerChrysler
           5.875%, 03/15/11                                 570             572
     Toyota Motor Credit
           4.250%, 03/15/10                               1,000             976
     ---------------------------------------------------------------------------
     TOTAL AUTOMOTIVE                                                     1,548
     ===========================================================================

     BANKS [9.4%]
     Bankers Trust
           7.250%, 10/15/11                                 500             537
     Crestar Finance
           6.500%, 01/15/08                               1,035           1,049
     Deutsche Bank
           7.500%, 04/25/09                                 500             523
     JPMorgan Chase
           7.125%, 06/15/09                                 675             704
     Union Planters Bank
           5.125%, 06/15/07                               1,215           1,214
     US Bancorp
           6.875%, 09/15/07                                 350             353
     Wells Fargo
           4.625%, 08/09/10                               1,000             981
     ---------------------------------------------------------------------------
     TOTAL BANKS                                                          5,361
     ===========================================================================

     BEAUTY PRODUCTS [1.5%]
     Avon Products
           7.150%, 11/15/09                                 800             837
     ===========================================================================

     CHEMICALS [0.3%]
     Praxair
           6.625%, 10/15/07                                 200             202
     ===========================================================================

     COMMUNICATION & MEDIA [4.5%]
     AOL Time Warner
           6.750%, 04/15/11                                 395             414
     Comcast Cable Communications Holdings
           8.375%, 03/15/13                                 440             501
     News America Holdings
           9.250%, 02/01/13                                 450             528



Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
     Walt Disney
            5.700%, 07/15/11                     $        1,100    $      1,119
     ---------------------------------------------------------------------------
     TOTAL COMMUNICATION & MEDIA                                          2,562
     ===========================================================================

     COMPUTER SYSTEM DESIGN & SERVICES [3.3%]
     Cisco Systems
           5.500%, 02/22/16                               1,000           1,001
     IBM
           4.375%, 06/01/09                                 900             884
     ---------------------------------------------------------------------------
     TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                             1,885
     ===========================================================================

     DRUGS [1.8%]
     Abbott Laboratories
           5.375%, 05/15/09                               1,000           1,006
     ===========================================================================

     ELECTRICAL SERVICES [3.0%]
     American Electric Power
           5.250%, 06/01/15                                 490             478
     Iowa Electric Light & Power
           6.000%, 10/01/08                                 200             202
     WPS Resources
           7.000%, 11/01/09                               1,000           1,040
     ---------------------------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                                            1,720
     ===========================================================================

     FINANCIAL SERVICES [16.9%]
     American General Finance,
           Ser I, MTN
           4.625%, 05/15/09                               1,000             984
     CIT Group
           7.750%, 04/02/12                               1,080           1,191
     Citigroup
           5.850%, 08/02/16                               1,000           1,034
     Countrywide Home Loans
           5.625%, 07/15/09                                 155             156
     Countrywide Home Loans,
           Ser L, MTN
           4.000%, 03/22/11                                 875             831
     General Electric Capital, Ser A,
           MTN
           6.875%, 11/15/10                                 250             264
           6.000%, 06/15/12                               1,500           1,553
     HSBC Finance
           5.250%, 04/15/15                               1,000             986
     John Deere Capital
           4.625%, 04/15/09                                 750             738
     MBNA
           4.625%, 09/15/08                                 410             405
     National Rural Utilities, Ser C,
           MTN
           7.250%, 03/01/12                               1,000           1,087

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
     Washington Mutual
           4.625%, 04/01/14                      $          460    $        431
     ---------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                             9,660
     ===========================================================================

     FOOD, BEVERAGE & TOBACCO [6.7%]
     Anheuser-Busch
           7.500%, 03/15/12                               1,190           1,302
     Bottling Group
           5.500%, 04/01/16                               1,000             996
     Diageo Capital
           3.375%, 03/20/08                               1,000             977
     General Mills
           6.000%, 02/15/12                                 560             574
     ---------------------------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                                       3,849
     ===========================================================================

     FOREIGN GOVERNMENTS [0.8%]
     United Mexican States
           5.875%, 01/15/14                                 450             462
     ===========================================================================

     INSURANCE [5.4%]
     Aflac
           6.500%, 04/15/09                               1,000           1,025
     AXA Financial
           7.750%, 08/01/10                               1,000           1,077
     Berkshire Hathaway Finance
           4.125%, 01/15/10                               1,000             972
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                      3,074
     ===========================================================================

     INVESTMENT BANKER/BROKER DEALER [10.9%]
     Credit Suisse
           5.500%, 08/15/13                               1,000           1,013
     Goldman Sachs Group
           5.150%, 01/15/14                               1,000             985
     Jefferies Group
           5.500%, 03/15/16                                 665             648
     JP Morgan Chase
           6.750%, 02/01/11                                 500             526
     Lehman Brothers Holdings
           8.250%, 06/15/07                               1,100           1,114
     Merrill Lynch
           4.000%, 11/15/07                               1,000             988
     Morgan Stanley
           3.875%, 01/15/09                               1,000             975
     ---------------------------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER                                6,249
     ===========================================================================

     PETROLEUM & FUEL PRODUCTS [2.0%]
     ChevronTexaco
           8.625%, 06/30/10                                 200             223


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
     ConocoPhillips
           6.375%, 03/30/09                           $     305    $        312
     Duke Capital
           5.500%, 03/01/14                                 625             618
     ---------------------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                                      1,153
     ===========================================================================

     REAL ESTATE INVESTMENT TRUSTS [1.9%]
     Kimco Realty, MTN
           6.960%, 07/16/07                               1,000           1,008
     Kimco Realty, Ser B, MTN
           7.860%, 11/01/07                                  67              68
     ---------------------------------------------------------------------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                  1,076
     ===========================================================================

     RETAIL [7.0%]
     Home Depot
           5.250%, 12/16/13                               1,000             993
     Kohl's
           6.300%, 03/01/11                               1,000           1,031
     Kroger
           5.500%, 02/01/13                                 450             445
     Target
           5.875%, 07/15/16                                 500             516
     Wal-Mart Stores
           4.375%, 07/12/07                               1,000             996
     ---------------------------------------------------------------------------
     TOTAL RETAIL                                                         3,981
     ===========================================================================

     TELEPHONES & TELECOMMUNICATIONS [7.4%]
     Bellsouth
           4.200%, 09/15/09                               1,000             972
     Deutsche Telekom International Finance
           5.250%, 07/22/13                                 475             464
     New Cingular Wireless Services
           8.125%, 05/01/12                                 400             450
     Southwestern Bell
           6.625%, 07/15/07                                 750             754
     Sprint Capital
           8.375%, 03/15/12                                 550             611
     Verizon Communications
           5.550%, 02/15/16                               1,000             997
     ---------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                                4,248
     ===========================================================================

     WASTE DISPOSAL [1.0%]
     Waste Management
           6.875%, 05/15/09                                 575             594
     ===========================================================================

           TOTAL CORPORATE BONDS
              (Cost $49,926)                                             49,634
     ===========================================================================

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [5.1%]
     FHLMC, Ser 2982, Cl NB
           5.500%, 02/15/29                      $          340    $        340
     FHLMC, Ser R004, Cl Al
           5.125%, 12/15/13                               1,153           1,142
     FNMA CMO, Ser 2002-56,
           Cl MC
           5.500%, 09/25/17                               1,255           1,256
     FNMA REMIC, Ser 2006,
           Cl AB
           6.000%, 06/25/16                                 203             203
     ---------------------------------------------------------------------------
           TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS
             (Cost $2,945)                                                2,941
     ===========================================================================

U.S. TREASURY OBLIGATION [1.9%]
     U.S. Treasury Inflation Index Notes
           2.000%, 01/15/14                               1,093           1,061
     ---------------------------------------------------------------------------
           TOTAL U.S. TREASURY OBLIGATION
             (Cost $1,131)                                                1,061
     ===========================================================================

MUNICIPAL BOND [1.6%]

     CALIFORNIA [1.6%]
     City of Industry,
           Sales Tax
           Project, RB, MBIA
           5.000%, 01/01/12                                 955             943
     ---------------------------------------------------------------------------

           TOTAL MUNICIPAL BOND
             (Cost $981)                                                    943
     ===========================================================================

MORTGAGE-BACKED SECURITY [0.6%]
     Residential Asset Mortgage Products,
           Ser 2003-RS5,
           Cl AI4
           3.700%, 09/25/31                                 339             334
--------------------------------------------------------------------------------
           TOTAL MORTGAGE-BACKED SECURITY
              (Cost $335)                                                   334
           =====================================================================



Description                            Face Amount (000)/Shares     Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER [1.7%]

     ASSET BACKED SECURITIES [1.7%]
     Barton Capital
           5.300%, 01/08/07                      $        1,000    $        999
     ---------------------------------------------------------------------------

           TOTAL COMMERCIAL PAPER
             (Cost $999)                                                    999
     ===========================================================================

  CASH EQUIVALENT [0.9%]
      Fidelity Institutional Domestic
           Money Market Portfolio,
           Cl I, 5.21%*                                 487,145             487
--------------------------------------------------------------------------------

           TOTAL CASH EQUIVALENT
             (Cost $487)                                                    487
           =====================================================================
           TOTAL INVESTMENTS [98.6%]
             (Cost $56,804) +                                      $     56,399
           =====================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $57,175 (000).

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,804
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $313 (000) AND $718
(000) RESPECTIVELY.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Government Bond Fund


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [42.6%]
     FHLB
          6.200%, 03/22/21                       $        2,000    $      1,996
          6.000%, 02/12/16                                1,500           1,608
          5.020%, 11/07/08                                1,000             998
          4.375%, 09/17/10                                1,400           1,375
     FNMA
          7.125%, 06/15/10                                3,650           3,902
          5.500%, 03/15/11                                1,000           1,021
          5.010%, 11/10/10                                2,500           2,474
          5.000%, 07/25/08                                2,000           1,998
          5.000%, 01/23/09                                2,500           2,499
          ----------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $17,961)                                               17,871
          ======================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [49.8%]
     FHLMC REMIC, Ser R005,
          Cl AB
          5.500%, 12/15/18                                2,506           2,499
     FHLMC REMIC, Ser R009,
          Cl AK
          5.750%, 12/15/18                                2,453           2,453
     FHLMC, Ser R003, Cl AG
          5.125%, 10/15/15                                2,268           2,245
     FHLMC, Ser R004, Cl Al
          5.125%, 12/15/13                                2,156           2,135
     FHLMC, Ser R007, Cl AC
          5.875%, 05/15/16                                2,477           2,483
     FNMA, Pool 766620
          4.577%, 03/01/34                                1,078           1,063
     FNMA, REMIC, Ser 119,
          Cl DG
          5.500%, 01/25/36                                2,163           2,159
     FNMA, Ser R009, Cl AJ
          5.750%, 12/15/18                                2,744           2,746
     GNMA, Pool 81318
          4.500%, 04/20/35                                1,110           1,096
     GNMA, Pool 81447
          5.000%, 08/20/35                                  121             120
     GNMA, Pool 81510
          4.250%, 10/20/35                                1,357           1,324
     GNMA, Pool 864622
          4.500%, 06/20/35                                  550             543
--------------------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS
            (Cost $20,915)                                               20,866
          ======================================================================


Description                            Face Amount (000)/Shares     Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS [4.7%]
     U.S. Treasury Notes
          4.250%, 11/15/13                       $          500    $        487
          3.875%, 01/15/09                                1,434           1,474
--------------------------------------------------------------------------------
          TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $2,010)                                                 1,961
          ======================================================================

CASH EQUIVALENT [1.9%]
     Fidelity Institutional Domestic
          Money Market Portfolio,
          Cl I, 5.21%*                                  804,182             804
--------------------------------------------------------------------------------
          TOTAL CASH EQUIVALENT
            (Cost $804)                                                     804
          ======================================================================

          TOTAL INVESTMENTS [99.0%]
            (Cost $41,690) +                                       $     41,502
          ======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $41,936 (000).

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $41,690
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $55 (000) AND $243
(000) RESPECTIVELY.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BOND [96.0%]

   ALABAMA [0.9%]
   Jefferson County, Sewer Authority, Ser
        B-8, RB, FSA Callable 02/01/10 @
        100 5.250%, 02/01/14                          $     250    $        261
   =============================================================================

   ARIZONA [1.8%]
   Arizona State, Transportation Board,
        Ser A, GAN
        5.000%, 07/01/13                                    500             537
   =============================================================================

   CALIFORNIA [80.4%]
   Anaheim, Public Financing Authority,
        Distribution System Project,
        Second Lien, RB, MBIA
        5.000%, 10/01/08                                    250             256
   Berkeley, Ser C, GO, MBIA Callable
        2/26/07 @ 101
        5.000%, 09/01/10                                     95              96
   Beverly Hills, Unified School District
        Authority, Ser B, GO
        Pre-Refunded @ 101 (A)
        4.700%, 06/01/08                                     50              51
   Big Bear Lake, Water Authority,
        RB, MBIA
        6.000%, 04/01/11                                    200             214
   Burbank, Public Financing Authority,
        Golden State Redevelopment
        Project, Ser A, TA, AMBAC
        Callable 12/01/13 @ 100
        5.250%, 12/01/18                                    175             190
   California State, Daily Kindergarten
        University Project, Ser A, GO (B)
        Callable on 01/26/07 @ 100
        3.780%, 05/01/34                                    500             500
   California State, Department of Water
        Resources, Ser A, RB, AMBAC
        Callable 05/01/12 @ 101
        5.500%, 05/01/14                                    300             329
     California State, Department of Water
        Resources, Ser W, RB, FSA
        5.500%, 12/01/13                                    400             445


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Economic Recovery
        Authority, Ser C , RB (C)
        Callable 01/26/07 @ 100
        3.750%, 07/01/23                              $     500    $        500
   California State, Educational
        Facilities Authority, Pooled
        College & University Projects,
        Ser A, RB
        4.300%, 04/01/09                                    100             101
   California State, Educational
        Facilities Authority, University
        of San Francisco, RB, MBIA
        6.000%, 10/01/08                                    300             313
   California State, GO
        5.000%, 04/01/10                                    215             224
        4.750%, 06/01/07                                    100             100
   California State, GO
        Callable 02/01/12 @ 100
        5.000%, 02/01/18                                    175             184
   California State, GO
        Callable 08/01/13 @ 100
        5.250%, 02/01/21                                    250             269
   California State, GO
        Callable 10/01/10 @ 100
        5.250%, 10/01/18                                     50              52
   California State, GO
        Pre-Refunded @ 100
        5.250%, 09/01/10 (A)                                 25              26
        5.250%, 09/01/10 (A)                                165             175
        5.250%, 09/01/10 (A)                                 10              11
   California State, GO, FGIC
        5.500%, 02/01/10                                    340             359
   California State, GO,
        Pre-Refunded @ 100 (A)
        5.250%, 10/01/10                                     20              21
   California State, Health Facilities
        Financing Authority, Cedars-Sinai
        Medical Center Project, Ser A, RB
        Pre-Refunded @ 101 (A)
        6.250%, 12/01/09                                    490             532
   California State, Infrastructure &
        Economic Authority, Bay Area Toll
        Bridges Project, Ser A, RB, FSA
        Pre-Refunded @ 100 (A)
        5.250%, 07/01/13                                    125             137
   California State, Infrastructure &
        Economic Authority, Energy
        Efficiency Master Trust, Ser A,
        RB 5.000%, 03/01/11                                 315             332

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Infrastructure &
        Economic Authority, RB, MBIA
        Pre-Refunded @ 101 (A)
        5.500%, 06/01/10                              $     350    $        375
   California State, Public Works Board
        Lease, California State
        University, Ser C, RB
        5.000%, 10/01/07                                    100             101
   California State, Public Works Board
        Lease, Department of Corrections
        Project, Ser B, RB, MBIA
        Callable 09/01/08 @ 101
        5.000%, 09/01/21                                    100             103
   California State, Public Works Board
        Lease, Department of Corrections,
        Ser A, RB Callable 09/01/08 @ 101
        5.250%, 09/01/15                                    250             258
   California State, Public Works Board
        Lease, Department of Corrections,
        Ser D, RB, FSA
        5.250%, 06/01/15                                    500             546
   California State, Public Works Board
        Lease, Department of
        Corrections-State Prisons
        Project, Ser A, RB, AMBAC
        5.250%, 12/01/13                                    600             650
   California State, Public Works Board
        Lease, Department of
        Corrections-Ten Administration,
        Ser A, RB, AMBAC
        Callable 03/01/12 @ 100
        5.250%, 03/01/18                                    155             165
   California State, Public Works Board
        Lease, Trustees California State
        University, Ser A, RB
        Callable 10/01/08 @ 101
        5.250%, 10/01/11                                    100             103
   California State, Public Works Board
        Lease, Various University
        Projects, RB, MBIA
        5.500%, 06/01/14                                    250             274
   California State, University of
        California, Ser K, RB, MBIA
        Pre-Refunded @ 101 (A)
        5.000%, 09/01/08                                    150             155


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California Statewide, Communities
        Development Authority, Kaiser
        Permanent Project, Ser A, RB (C)
        Callable 05/01/07 @ 100
        2.550%, 01/04/07                              $     250    $        250
   Capistrano, Unified School District,
        Special Tax, Pre-Refunded @ 102
        5.750%, 09/01/09                                    270             290
   Coachella Valley, Water District
        Authority, Flood Control Project,
        COP, AMBAC Callable 10/01/07 @
        102 5.000%, 10/01/11                                250             257
   Corona, Public Financing Authority,
        City Hall Project, Ser B, MBIA,
        RB Callable 09/01/12 @ 100
        5.250%, 09/01/16                                    350             379
   Culver City, Redevelopment Finance
        Authority, TA, AMBAC
        5.500%, 11/01/14                                     75              81
   Escondido, Union School District,
        Refunding & Financing Project,
        COP, MBIA
        4.750%, 07/01/19                                    735             795
   Evergreen, School District, Ser C,
        GO, FGIC
        Pre-Refunded @ 101 (A)
        5.250%, 09/01/08                                    200             208
   Fruitvale, School District, GO, FSA
         Callable 08/01/09 @ 102
        5.000%, 08/01/19                                    200             210
   Golden State, Tobacco Settlement, Ser
        A, RB Callable 06/01/09 @ 100
        5.000%, 06/01/19                                    250             257
   Golden State, Tobacco Settlement, Ser
        B, RB Pre-Refunded @ 100 (A)
        5.750%, 06/01/08                                    250             258
   Irwindale, Community Redevelopment
        Agency, Ser C, TA, AMBAC
        4.500%, 12/01/12                                    685             714
   Los Angeles County, Public Works
        Finance Authority, Master
        Refunding Project, Ser A, RB,
        MBIA 5.000%, 12/01/11                               400             425
        5.000%, 12/01/12                                    275             295

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Los Angeles County, Public Works
        Finance Authority, Master
        Refunding Project, Ser A, RB,
        MBIA 5.000%, 12/01/15                         $     500    $        546
   Los Angeles County, Public Works
        Finance Authority, Regional Park
        & Open Project, Ser A, RB
        Pre-Refunded @ 101 (A)
        5.500%, 10/01/07                                    325             333
   Los Angeles County, Public Works
        Finance Authority, Ser B, RB,
        MBIA Pre-Refunded @ 102 (A)
        5.250%, 03/01/07                                    200             205
   Los Angeles, Municipal Improvement
        Authority, Central Library
        Project, Ser A, RB, MBIA
        5.250%, 06/01/13                                    230             251
   Los Angeles, Property Tax Project, Ser
        A, GO, MBIA
        4.000%, 09/01/09                                    250             253
   Los Angeles, Wastewater Systems
        Authority, RB, FSA
        4.500%, 06/01/09                                    250             256
   Los Angeles, Water & Power Authority,
        Power Systems Project, Ser A, RB
        5.000%, 07/01/08                                    500             511
   M-S-R Public Power Agency, San Juan
        Project, Ser G, RB, MBIA
         Callable 07/01/07 @ 101
        5.250%, 07/01/11                                    100             102
   Newport Beach, Hoag Memorial Hospital,
        Ser C, RB (C) Callable 01/26/07
        @ 100 3.880%, 10/01/26                              400             400
   Northern California, Transmission
        Resource Authority, Ore
        Transmission Project, Ser A, RB,
        MBIA 7.000%, 05/01/13                               250             289
   Oakland, Joint Powers Financing
        Authority, Oakland Convention
        Center Project, RB, AMBAC
        5.500%, 10/01/11                                    300             324
   Oakland, Redevelopment Agency, Central
        District Redevelopment Project,
        TA, AMBAC
        6.000%, 02/01/07                                    300             301
        5.500%, 02/01/14                                    475             507


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Oakland, State Building Authority,
        Elihu M. Harris Project, Ser A,
        RB, AMBAC Pre-Refunded @ 101 (A)
        5.500%, 04/01/08                              $     100    $        103
   Oakley, Civic Center Project, COP
        4.000%, 05/01/12                                    230             233
   Pasadena, Electric Improvements
        Authority, RB, FSA
        4.500%, 06/01/07                                    160             161
   Pinole, Redevelopment Agency Project,
        TA, FSA Callable 08/01/09 @ 101
        5.250%, 08/01/14                                    100             105
   Riverside, RB
        Callable 10/01/08 @ 101
        5.375%, 10/01/12                                     90              93
   Riverside, RB
        Pre-Refunded @ 101 (A)
        5.375%, 10/01/08                                     10              10
   Sacramento County, Sanitation District
        Funding Authority, RB, ETM
        Callable 11/10/06 @ 102
        5.000%, 12/01/07                                    100             101
   Sacramento, City Unified School
        District, Ser A, GO, FSA
        4.250%, 07/01/09                                     75              76
   San Bernardio, Community College
        District, Election 2002 Project,
        Ser B, GO, MBIA
        Pre-Refunded @ 100
        5.250%, 08/01/14 (A)                                500             554
        5.250%, 08/01/14 (A)                                250             277
   San Diego, Unified School District,
        Election 1998 Project, Ser B-1,
        GO, MBIA
        5.000%, 07/01/17                                  1,500           1,657
   San Diego, Unified School District,
        Election 1998 Project, Ser E, GO,
        FSA Callable 07/01/13 @ 100
        5.000%, 07/01/28                                    400             429
   San Diego, University School District,
        Capital Appreciation-Election
        1998 Project, Ser D, GO, FGIC
        Callable 07/01/12 @ 101
        5.250%, 07/01/24                                    135             147
   San Diego, University School District,
        Election 1998 Project, Ser E, GO,
        FSA Callable 07/01/13 @ 101
        5.250%, 07/01/16                                    100             109

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   San Francisco (City & County),
        Airports Commission Authority,
        Second Ser-27B, RB, FGIC
        5.250%, 05/01/12                              $     250    $        266
   San Francisco (City & County), GO
        Callable 06/15/10 @ 102
        5.000%, 06/15/11                                    235             248
   San Jose, University School District,
        Ser A, GO, FSA Callable 08/01/11
        @ 101 5.375%, 08/01/19                              150             162
   San Ysidro, School District, Election
        1997 Project, Ser C, GO, MBIA
        6.000%, 08/01/11                                    205             226
   Sanger, Unified School District, GO,
        MBIA 5.350%, 08/01/15                               250             270
   Santa Monica, Public Safety Facilities
        Project, RB Callable 07/01/09 @ 101
        5.250%, 07/01/14                                    100             105
   Solano County, COP, MBIA Pre-Refunded @ 100
        5.250%, 11/01/12                                    100             109
   Southern California, Metropolitan
        Water District Authority, Ser A, RB
        5.750%, 07/01/21                                    280             331
   Southern California, Public Power
        Authority, Southern Transmission
        Project, Sub-Ser A, RB, FSA
        Callable 07/01/12 @ 100
        5.250%, 07/01/16                                    200             216
   Southern Kern, Unified School
        District,  Ser A, GO, FGIC
        Callable 11/01/13 @ 100
        4.500%, 11/01/18                                    220             230
   Tamalpais, Unified High School
        District, GO, MBIA Callable
        08/01/11 @ 101
        4.875%, 08/01/17                                    100             105
   Vallejo, City Unified School District,
        Election 1997 Project, GO, AMBAC
        8.600%, 08/01/10                                    580             677
   Wiseburn, School District, Ser A,
        GO, FGIC
        4.200%, 08/01/07                                    125             126
   -----------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                      23,970
   =============================================================================


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------

   FLORIDA [0.9%]
   Seminole County, Water & Sewer
        Authority,  Refunding Project, RB
        Callable 10/01/15 @ 100
        5.000%, 10/01/19                              $     250    $        269
   =============================================================================

   GEORGIA [0.7%]
   Georgia State, Metropolitan Atlanta
        Rapid Transportation Authority,
        Second Indenture Project, Ser A,
        RB, MBIA
        6.250%, 07/01/07                                    200             203
   =============================================================================

   ILLINOIS [1.6%]
   Illinois State, Development Finance
        Authority, Revolving Fund-Master
        Trust, RB
        Callable 09/01/12 @ 100
        5.500%, 09/01/13                                    250             272
   Illinois State, Civic Center
        Authority, RB, FSA Callable
        12/15/10 @ 100
        5.500%, 12/15/14                                    200             213
   -----------------------------------------------------------------------------
   TOTAL ILLINOIS                                                           485
   =============================================================================

   NEW JERSEY [1.2%]
   New Jersey State, Turnpike Authority,
        RB, MBIA, ETM
        6.500%, 01/01/16                                    315             367
   =============================================================================

   NEW YORK [3.6%]
   New York State, Environmental
        Facilities Authority,
        Ser D, RB
        Callable 08/15/14 @ 100
        4.750%, 08/15/21                                    500             524
   New York State, Ser E, RB
        6.000%, 04/01/14                                    500             561
   -----------------------------------------------------------------------------
   TOTAL NEW YORK                                                         1,085
   =============================================================================

   TEXAS [2.5%]
   Rio Grande, City Consolidated
        Independent School District, GO
        Pre-Refunded @ 100 (A)
        5.875%, 08/15/10                                    200             215

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   San Angelo, Waterworks & Sewer System
        Authority, Refunding &
        Improvements Projects, RB, FSA
        Callable 04/01/11 @ 100
        5.250%, 04/01/19                              $     100    $        105
   Travis County, Health Facilities
        Development Authority, Ascension
        Health Credit Project, Ser A, RB,
        MBIA Pre-Refunded @ 101 (A)
        6.250%, 11/15/09                                    400             432
   -----------------------------------------------------------------------------
   TOTAL TEXAS                                                              752
   =============================================================================

   UTAH [0.5%]
   Central, Water Conservancy District,
        Ser D, GO Pre-Refunded @
        100 (A)
        4.600%, 04/01/09                                    140             143
   =============================================================================

   PUERTO RICO [1.9%]
   Puerto Rico, Electric Power Authority,
        Power Project, Ser CC, RB, MBIA
        Callable 07/01/07 @ 101.5
        5.250%, 07/01/09                                    100             102
   Puerto Rico, Municipal Finance Agency,
        Ser A, RB, FSA Callable 07/01/07
        @ 101.5
        5.250%, 07/01/10                                    130             133
   Puerto Rico, Public Buildings
        Authority, Government Facilities
        Project, Ser J, RB, AMBAC
        Callable 07/01/12 @ 100
        5.000%, 07/01/36                                    300             319
   -----------------------------------------------------------------------------
   TOTAL PUERTO RICO                                                        554
   =============================================================================

        TOTAL MUNICIPAL BOND
          (Cost $28,640)                                                 28,626
        ========================================================================


Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT [2.2%]
   Federated California Municipal
        Money Market Fund,
        Cl I, 3.62%*                                    661,965    $        662
--------------------------------------------------------------------------------

        TOTAL CASH EQUIVALENT
          (Cost $662)                                                       662
        ========================================================================

        TOTAL INVESTMENTS [98.2%]
          (Cost $29,302)+                                          $     29,288
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $29,811 (000).

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $29,302
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $97 (000) AND $111
(000) RESPECTIVELY.
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2006.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GAN -- GRANT ANTICIPATION NOTE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [98.1%]

   ADVERTISING [0.7%]
   Advanstar Communications
        10.750%, 08/15/10                             $     100    $        107
   Gray Television
        9.250%, 12/15/11                                    100             105
   R.H. Donnelley, Ser A-2
        6.875%, 01/15/13                                     50              48
   -----------------------------------------------------------------------------
   TOTAL ADVERTISING                                                        260
   =============================================================================

   AEROSPACE & DEFENSE [1.0%]
   DRS Technologies
        6.625%, 02/01/16                                    100             101
   Esterline Technologies
        7.750%, 06/15/13                                    100             102
   L-3 Communications
        5.875%, 01/15/15                                    200             193
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                396
   =============================================================================

   AGRICULTURE [0.4%]
   American Rock Salt
        9.500%, 03/15/14                                    150             154
   =============================================================================

   ALUMINUM [0.5%]
   Aleris International (A)
        10.000%, 12/15/16                                    50              50
   Novelis (A)
        8.250%, 02/15/15                                    150             145
   -----------------------------------------------------------------------------
   TOTAL ALUMINUM                                                           195
   =============================================================================

   APPAREL/TEXTILES [0.5%]
   Levi Strauss
        9.750%, 01/15/15                                    100             108
   Phillips-Van Heusen
        7.250%, 02/15/11                                     75              76
   -----------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                                                   184
   =============================================================================

   AUTO RENT & LEASE [1.4%]
   Avis Budget Car Rental (A)
        7.750%, 05/15/16                                    100              97
   Hertz (A)
        10.500%, 01/01/16                                   150             165
   Rental Services (A)
        9.500%, 12/01/14                                    100             103
   United Rentals North America
        6.500%, 02/15/12                                     90              89


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Williams Scotsman
        8.500%, 10/01/15                              $     100    $        104
   -----------------------------------------------------------------------------
   TOTAL AUTO RENT & LEASE                                                  558
   =============================================================================

   AUTOMOTIVE [2.7%]
   General Motors
        7.125%, 07/15/13                                    850             801
   UCI Holdco (A)
        12.365%, 12/15/13                                   150             145
   United Auto (A)
        7.750%, 12/15/16                                    100             101
   -----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       1,047
   =============================================================================

   AUTOPARTS [1.0%]
   Accuride
        8.500%, 02/01/15                                    150             144
   Tenneco Automotive
        8.625%, 11/15/14                                    150             153
   TRW Automotive
        11.000%, 02/15/13                                    98             108
   -----------------------------------------------------------------------------
   TOTAL AUTOPARTS                                                          405
   =============================================================================

   BROADCASTING & CABLE [7.0%]
   Albritton Communications
        7.750%, 12/15/12                                    150             151
   Barrington Broadcasting (A)
        10.500%, 08/15/14                                   100             102
   Cablevision Systems, Ser B
        8.000%, 04/15/12                                    225             221
   CCO Holdings
        8.750%, 11/15/13                                    250             260
   Charter Communications Holdings
        10.250%, 09/15/10                                   400             418
   Coleman Cable
        9.875%, 10/01/12                                    100             102
   CSC Holdings
        7.625%, 07/15/18                                    100              97
   Echostar DBS
        6.625%, 10/01/14                                    200             195
   Fisher Communication
        8.625%, 09/15/14                                    150             159
   General Cable
        9.500%, 11/15/10                                    100             106
   Insight Communications (B)
        12.250%, 02/15/11                                   100             105
   Kabel Deutschland
        10.625%, 07/01/14                                   200             222
   Mediacom Capital
        7.875%, 02/15/11                                    150             149

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Nexstar Finance Holdings (B)
        10.050%, 04/01/13                             $     200    $        179
   Olympus Communications, Ser B (D)
        10.625%, 11/15/06                                   100             149
   Videotron Ltee
        6.875%, 01/15/14                                    100             101
   -----------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                             2,716
   =============================================================================

   BUILDING & CONSTRUCTION [3.7%]
   Ainsworth Lumber
        7.250%, 10/01/12                                    100              79
        6.750%, 03/15/14                                    100              75
   Beazer Homes USA
        8.375%, 04/15/12                                    100             103
   Brand Services
        12.000%, 10/15/12                                   150             166
   DR Horton
        5.625%, 01/15/16                                    125             119
   Esco (A)
        8.625%, 12/15/13                                     50              51
   Goodman Global Holdings
        7.875%, 12/15/12                                     75              74
   Interline Brands
        8.125%, 06/15/14                                     50              51
   International Utility Structures (D)
        10.750%, 02/01/08                                   100               1
   KB Home
        8.625%, 12/15/08                                     50              52
   Nortek
        8.500%, 09/01/14                                    200             196
   Panolam Industries (A)
        10.750%, 10/01/13                                   250             263
   Ply Gem Industries
        9.000%, 02/15/12                                    150             127
   Tech Olympic USA
        7.500%, 01/15/15                                    100              78
   -----------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                          1,435
   =============================================================================

   BUSINESS SERVICES [0.8%]
   Corrections
        7.500%, 05/01/11                                    100             103
   FTI Consulting
        7.625%, 06/15/13                                     50              52
   Geo Group
        8.250%, 07/15/13                                    150             154
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                  309
   =============================================================================


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   CHEMICALS [4.4%]
   Basell SCA (A)
        8.375%, 08/15/15                              $     250    $        257
   BCP Crystal US Holdings
        9.625%, 06/15/14                                     45              49
   Crystal Holdings, Ser B (B)
        9.037%, 10/01/14                                     73              63
   Equistar Chemicals
        10.625%, 05/01/11                                   150             160
   Georgia Gulf (A)
        9.500%, 10/15/14                                    150             146
   Huntsman International (A)
        7.875%, 11/15/14                                    115             116
   Lyondell Chemical
        8.250%, 09/15/16                                     60              63
   Mosaic (A)
        7.375%, 12/01/14                                     75              77
   Nova Chemicals
        6.500%, 01/15/12                                    250             237
   Polymer Holdings (B)
        11.043%, 07/15/14                                   250             213
   PolyOne
        10.625%, 05/15/10                                   100             106
   Rhodia
        10.250%, 06/01/10                                    65              74
   Rockwood Specialties Group
        10.625%, 05/15/11                                    73              78
   Terra Capital
        11.500%, 06/01/10                                    65              70
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        1,709
   =============================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
        10.500%, 01/15/11                                    50              50
   =============================================================================

   COAL MINING [0.4%]
   Alpha Natural Resources
        10.000%, 06/01/12                                   150             163
   =============================================================================

   COMMERCIAL SERVICES [1.0%]
   Brickman Group
        11.750%, 12/15/09                                   100             106
   Iron Mountain
        8.750%, 07/15/18                                    150             159
        8.625%, 04/01/13                                    100             103
   -----------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                                368
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.6%]
   Activant Solution (A)
        9.500%, 05/01/16                                    100              93

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Compucom (A)
        12.000%, 11/01/14                             $     125    $        129
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                                 222
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [4.1%]
   Ames True Temper (C)
        9.374%, 01/15/12                                    100             102
   Gregg Appliances
        9.000%, 02/01/13                                    150             143
   Johnsondiversey Holdings (B)
        12.305%, 05/15/13                                   200             193
   Johnsondiversey, Ser B
        9.625%, 05/15/12                                    150             157
   Libbey Glass (A) (C)
        12.436%, 06/01/11                                   100             107
   Prestige Brands
        9.250%, 04/15/12                                     90              92
   Sealy Mattress
        8.250%, 06/15/14                                    200             209
   Southern States Cooperative (A)
        10.500%, 11/01/10                                   200             211
   Spectrum Brands
        7.375%, 02/01/15                                    300             259
   Steinway Musical (A)
        7.000%, 03/01/14                                    100              98
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,571
   =============================================================================

   CONTAINERS & PACKAGING [1.9%]
   Crown Americas
        7.750%, 11/15/15                                    150             155
   Graham Packaging
        9.875%, 10/15/14                                    100             101
   Intertape Polymer US
        8.500%, 08/01/14                                     50              45
   Owens-Brockway Glass Container
        6.750%, 12/01/14                                    100              97
   Plastipak Holdings (A)
        8.500%, 12/15/15                                    100             104
   Solo Cup
        8.500%, 02/15/14                                    150             130
   Stone Container Finance
        7.375%, 07/15/14                                    100              93
   -----------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                             725
   =============================================================================

   DIVERSIFIED OPERATIONS [1.9%]
   Bombardier (A)
        8.000%, 11/15/14                                     75              77
   Jacuzzi Brands
        9.625%, 07/01/10                                    150             159


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Kansas City Southern Railway
        9.500%, 10/01/08                              $     100    $        105
   Stena
        7.000%, 12/01/16                                    200             190
   Trinity Industries
        6.500%, 03/15/14                                    200             196
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED OPERATIONS                                             727
   =============================================================================

   EDUCATIONAL SERVICES [0.3%]
   Education Management (A)
        10.250%, 06/01/16                                    60              64
        8.750%, 06/01/14                                     60              62
   -----------------------------------------------------------------------------
   TOTAL EDUCATIONAL SERVICES                                               126
   =============================================================================

   ELECTRICAL PRODUCTS [5.2%]
   AES (A)
        9.000%, 05/15/15                                    300             322
        7.750%, 03/01/14                                    100             106
   Allegheny Energy Supply
        7.800%, 03/15/11                                    200             214
   Aquila
        7.625%, 11/15/09                                    100             104
   Calpine Generating (C) (D)
        11.099%, 04/01/10                                   200             211
   CMS Energy
        7.500%, 01/15/09                                    100             103
        6.875%, 12/15/15                                    150             155
   Edison Mission Energy
        7.730%, 06/15/09                                    200             207
   ESI Tractebel Acquisitions,
        Ser B
        7.990%, 12/30/11                                     58              60
   Mirant North America
        7.375%, 12/31/13                                    150             152
   Reliant Energy
        9.500%, 07/15/13                                    200             215
   Sierra Pacific Resources
        8.625%, 03/15/14                                     70              75
   TECO Energy
        7.200%, 05/01/11                                    100             106
   -----------------------------------------------------------------------------
   TOTAL ELECTRICAL PRODUCTS                                              2,030
   =============================================================================
   ENTERTAINMENT [8.2%]
   AMC Entertainment
        11.000%, 02/01/16                                   100             112
        9.875%, 02/01/12                                    100             105
        9.500%, 02/01/11                                     72              72
   Aztar
        9.000%, 08/15/11                                    100             104

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Buffalo Thunder Development
        Authority (A)
        9.375%, 12/15/14                              $      50    $         51
   Choctaw Resort Development
        Enterprise (A)
        7.250%, 11/15/19                                    194             194
   Chukchansi Economic Development
        Authority (A)
        8.000%, 11/15/13                                    150             156
   Cinemark USA
        9.000%, 02/01/13                                    100             106
   Circus & Eldorado Joint
        Venture/Silver
        Legacy Capital
        10.125%, 03/01/12                                   150             157
   Herbst Gaming
        8.125%, 06/01/12                                    150             153
   Inn of the Mountain Gods
        Resort & Casino
        12.000%, 11/15/10                                   150             162
   Isle of Capri Casinos
        7.000%, 03/01/14                                    200             199
   Leslie's Poolmart
        7.750%, 02/01/13                                    100             100
   MGM Mirage
        8.500%, 09/15/10                                    200             214
        6.750%, 09/01/12                                    100              99
        6.000%, 10/01/09                                    100             100
   Mohegan Tribal Gaming
        Authority
        7.125%, 08/15/14                                    150             152
   MTR Gaming Group, Ser B
        9.750%, 04/01/10                                    200             211
   OED/Diamond Jo
        8.750%, 04/15/12                                    100              99
   Penn National Gaming
        6.875%, 12/01/11                                    100             101
   Speedway Motorsports
        6.750%, 06/01/13                                    100             100
   Tunica-Biloxi Gaming
        Authority (A)
        9.000%, 11/15/15                                    125             129
   Waterford Gaming (A)
        8.625%, 09/15/12                                    109             115
   Wynn Las Vegas Capital
        6.625%, 12/01/14                                    200             199
   -----------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    3,190
   =============================================================================

   FINANCIAL SERVICES [3.8%]
   Atlantic Broadband Finance (A)
        9.375%, 01/15/14                                    100             101
   Ford Motor Credit
        7.375%, 10/28/09                                    200             200
        7.375%, 02/01/11                                    350             347


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   GMAC
        6.750%, 12/01/14                              $     675    $        693
   Smurfit Kappa Funding
        7.750%, 04/01/15                                    150             144
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               1,485
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [3.1%]
   Chiquita Brands International
        7.500%, 11/01/14                                    100              92
   Del Monte
        8.625%, 12/15/12                                     50              53
   Dominos
        8.250%, 07/01/11                                     75              78
   Friendly Ice Cream
        8.375%, 06/15/12                                    200             188
   Land O' Lakes
        8.750%, 11/15/11                                      6               6
   Le-Natures (A) (D)
        10.000%, 06/15/13                                   150              20
   Leiner Health Products
        11.000%, 06/01/12                                   100             104
   National Beef Packing
        10.500%, 08/01/11                                   100             105
   National Wine & Spirits
        10.125%, 01/15/09                                   100             100
   Pinnacle Foods
        8.250%, 12/01/13                                    150             154
   Smithfield Foods, Ser B
        8.000%, 10/15/09                                    100             104
   Swift
        12.500%, 01/01/10                                   200             204
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         1,208
   =============================================================================

   FORESTRY [0.2%]
   Tembec Industries
        7.750%, 03/15/12                                    100              59
   =============================================================================

   GAS/NATURAL GAS [1.1%]
   MarkWest Energy Partners (A)
        8.500%, 07/15/16                                    150             156
   Semgroup (A)
        8.750%, 11/15/15                                    175             176
   Williams (A)
        7.250%, 02/01/17                                    100             102
   -----------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                    434
   =============================================================================

   MACHINERY [0.9%]
   Case New Holland
        9.250%, 08/01/11                                    100             106

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Terex
        7.375%, 01/15/14                              $     100    $        101
   Trimas
        9.875%, 06/15/12                                    150             145
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                          352
   =============================================================================

   MEDICAL [2.2%]
   Bio-Rad Laboratories
        7.500%, 08/15/13                                    100             103
   Biovail
        7.875%, 04/01/10                                    100             102
   CDRV Investors (B)
        9.558%, 01/01/15                                    200             155
   Genesis HealthCare
        8.000%, 10/15/13                                    100             104
   MQ Associates (B)
        13.869%, 08/15/12                                   150              37
   Mylan Laboratories
        5.750%, 08/15/10                                    150             150
   Tenet Healthcare
        9.250%, 02/01/15                                    200             200
   -----------------------------------------------------------------------------
   TOTAL MEDICAL                                                            851
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [0.7%]
   HCA (A)
        9.250%, 11/15/16                                     50              54
   Idearc (A)
        8.000%, 11/15/16                                    125             127
   Vanguard Health Holding
        9.000%, 10/01/14                                    100             101
   -----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        282
   =============================================================================

   MISCELLANEOUS BUSINESS SERVICES [2.9%]
   Affinion Group
        11.500%, 10/15/15                                   150             159
   Allied Security Escrow
        11.375%, 07/15/11                                   150             154
   Carriage Services
        7.875%, 01/15/15                                    200             195
   CCM Merger (A)
        8.000%, 08/01/13                                    225             220
   Compagnie Generale de Geophysique
        7.500%, 05/15/15                                     50              50
   Integrated Alarm Services Group (A)
        12.000%, 11/15/11                                   100              98
   Jacobs Entertainment
        9.750%, 06/15/14                                     75              76


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Mobile Services Group
        9.750%, 08/01/14                              $     150    $        157
   -----------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                  1,109
   =============================================================================

   MISCELLANEOUS MANUFACTURING [1.8%]
   AGY Holding (A)
        11.000%, 11/15/14                                   100             100
   Cellu Tissue Holdings
        9.750%, 03/15/10                                    100              99
   Dresser-Rand Group
        7.375%, 11/01/14                                    133             134
   KI Holdings (B)
        9.972%, 11/15/14                                    250             200
   Maax Holdings (B)
        26.373%, 12/15/12                                   200             150
   -----------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING                                        683
   =============================================================================

   PAPER & RELATED PRODUCTS [3.6%]
   Abitibi-Consolidated
        7.750%, 06/15/11                                    100              90
   Appleton Papers, Ser B
        9.750%, 06/15/14                                    100             103
   Domtar
        7.125%, 08/15/15                                    150             147
   Exopack Holding (A)
        11.250%, 02/01/14                                   100             105
   Georgia-Pacific
        7.700%, 06/15/15                                    100             102
   JSG Funding
        9.625%, 10/01/12                                    100             106
   Neenah Paper
        7.375%, 11/15/14                                    150             143
   Newark Group
        9.750%, 03/15/14                                    200             201
   Norampac
        6.750%, 06/01/13                                    100              97
   Norske Skog Canada
        7.375%, 03/01/14                                    250             237
   Verso Paper Holdings (A)
        9.125%, 08/01/14                                     65              68
   -----------------------------------------------------------------------------
   TOTAL PAPER & RELATED PRODUCTS                                         1,399
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [9.7%]
   Atlas Pipeline Partners
        8.125%, 12/15/15                                    200             206
   Chesapeake Energy
        6.250%, 01/15/18                                    100              96
   Clayton William Energy
        7.750%, 08/01/13                                    150             138
   Colorado Interstate Gas
        6.800%, 11/15/15                                    150             156

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Comstock Resources
        6.875%, 03/01/12                              $     150    $        146
   Dynegy Holdings
        6.875%, 04/01/11                                    100             100
   El Paso
        7.000%, 05/15/11                                    275             285
   El Paso Production Holding
        7.750%, 06/01/13                                    200             209
   Forest Oil
        8.000%, 06/15/08                                    150             154
        8.000%, 12/15/11                                    100             104
   Frontier Oil
        6.625%, 10/01/11                                    150             150
   Giant Industries
        8.000%, 05/15/14                                    200             216
   Pacific Energy
        7.125%, 06/15/14                                    100             103
        6.250%, 09/15/15                                    250             244
   Parker Drilling
        9.625%, 10/01/13                                    150             164
   Pogo Producing
        6.875%, 10/01/17                                    300             286
   Pride International
        7.375%, 07/15/14                                    100             103
   Regency Energy Partners (A)
        8.375%, 12/15/13                                    100             100
   Swift Energy
        7.625%, 07/15/11                                    100             102
   Targa Resources (A)
        8.500%, 11/01/13                                    200             202
   Whiting Petroleum
        7.000%, 02/01/14                                    300             299
   Williams
        7.625%, 07/15/19                                     50              54
        6.375%, 10/01/10 (A)                                150             151
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        3,768
   =============================================================================

   PRINTING & PUBLISHING [3.5%]
   Dex Media (B)
        8.738%, 11/15/13                                    200             178
   Dex Media East
        9.875%, 11/15/09                                    100             105
   Dex Media West, Ser B
        8.500%, 08/15/10                                    100             104
   Haights Cross Operating
        11.750%, 08/15/11                                   200             205
   Lyondell Chemical
        8.000%, 09/15/14                                     60              62
   MediMedia USA (A)
        11.375%, 11/15/14                                    50              52
   Primedia
        8.000%, 05/15/13                                    100              97
   RH Donnelley
        6.875%, 01/15/13                                    200             192


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Sheridan Group
        10.250%, 08/15/11                             $     150    $        156
   Visant Holding
        8.750%, 12/01/13                                    100             103
   Warner Music Group
        7.375%, 04/15/14                                    100              99
   -----------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                            1,353
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.4%]
   Host Marriott, Ser O
        6.375%, 03/15/15                                    150             148
   =============================================================================

   RETAIL [2.4%]
   Asbury Automotive Group
        9.000%, 06/15/12                                    150             157
   Buffets (A)
        12.500%, 11/01/14                                   100             101
   Group 1 Automotive
        8.250%, 08/15/13                                    100             102
   Jean Countu Group
        8.500%, 08/01/14                                    150             151
   Landry's Restaurants, Ser B
        7.500%, 12/15/14                                    100              98
   NPC International
        9.500%, 05/01/14                                    100             103
   Rite Aid
        8.125%, 05/01/10                                    100             102
   True Temper Sports
        8.375%, 09/15/11                                    150             130
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                             944
   =============================================================================

   RUBBER & PLASTIC [0.4%]
   Goodyear Tire & Rubber
        9.000%, 07/01/15                                    150             157
   =============================================================================

   SEMI-CONDUCTORS [1.1%]
   Amkor Technology
        9.250%, 06/01/16                                    100              98
   Flextronics International
        6.250%, 11/15/14                                    100              97
   Freescale Semiconductor (A)
        10.125%, 12/15/16                                   150             150
   Sensata Technologies (A)
        8.000%, 05/01/14                                    100              96
   -----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                    441
   =============================================================================

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------

   STEEL & STEEL WORKS [1.5%]
   AK Steel
        7.875%, 02/15/09                              $     115    $        115
        7.750%, 06/15/12                                    200             202
   Gerdau Ameristeel
        10.375%, 07/15/11                                   100             107
   International Steel Group
        6.500%, 04/15/14                                    150             154
   -----------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                                578
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [9.1%]
   American Cellular, Ser B
        10.000%, 08/01/11                                   150             159
   American Tower
        7.125%, 10/15/12                                    150             154
   Centennial Communications
        10.125%, 06/15/13                                   100             108
        8.125%, 02/01/14                                     50              51
   Cincinnati Bell
        8.375%, 01/15/14                                    185             190
   Dobson Cellular Systems
        9.875%, 11/01/12                                    230             251
   Dobson Communications (C)
        9.624%, 10/15/12                                    250             255
   Insight Midwest
        9.750%, 10/01/09                                    104             106
   IPCS
        11.500%, 05/01/12                                   150             166
   Level 3 Financing (A)
        9.250%, 11/01/14                                    125             127
   MetroPCS Wireless (A)
        9.250%, 11/01/14                                    100             105
   Nordic Telephone (A)
        8.875%, 05/01/16                                     50              54
   NTL Cable
        9.125%, 08/15/16                                    150             158
   PanAmSat
        9.000%, 08/15/14                                     96             101
   Qwest
        7.625%, 06/15/15                                    564             603
        5.625%, 11/15/08                                    100             100
   Rogers Wireless
        9.625%, 05/01/11                                    100             114
        7.250%, 12/15/12                                     50              53
   Rural Cellular
        9.750%, 01/15/10                                    200             205
   Telenet Group Holding (A) (B)
        9.651%, 06/15/14                                     22              20
   Time Warner Telecom Holdings
        9.250%, 02/15/14                                    100             107
   Triton PCS
        8.500%, 06/01/13                                    150             144
   UbiquiTel Operating
        9.875%, 03/01/11                                    150             162


                                                    Face Amount
Description                                        (000)/Shares     Value (000)
--------------------------------------------------------------------------------
   West (A)
        11.000%, 10/15/16                             $      55    $         56
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,549
   =============================================================================

   TRANSPORTATION SERVICES [1.3%]
   American Commercial Lines
        9.500%, 02/15/15                                     97             108
   Navios Maritime Holdings (A)
        9.500%, 12/15/14                                    100              98
   NCL
        10.625%, 07/15/14                                   100             100
   Ship Finance International
        8.500%, 12/15/13                                    200             200
   -----------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                            506
   =============================================================================

   WASTE DISPOSAL [0.3%]
   Allied Waste North America,  Ser B
        7.125%, 05/15/16                                    100              99
   =============================================================================

   WHOLESALE [0.3%]
   Collins & Aikman Floor Cover, Ser B
        9.750%, 02/15/10                                    100             102
   =============================================================================

        TOTAL CORPORATE BONDS
          (Cost $37,460)                                                 38,047
        ========================================================================

COMMON STOCK [0.2%]

   RETAIL [0.2%]
   Crunch Equity Holding*                                    56              60
   =============================================================================

        TOTAL COMMON STOCK
          (Cost $61)                                                         60
        ========================================================================

CASH EQUIVALENTS [0.4%]
   Evergreen Select Money Market,
        Institutional Class, 5.24%**                     83,808              84

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
   Fidelity Institutional Domestic Money
        Market Portfolio,   Cl I, 5.21%**                83,808    $         84
--------------------------------------------------------------------------------

        TOTAL CASH EQUIVALENTS
          (Cost $168)                                                       168
        ========================================================================

WARRANTS [0.0%]
   Dayton Superior*, Expires
        06/15/09 (A)                                        100              --
   Diva Systems*, Expires
        03/01/08 (A)                                        600              --
   Pliant*, Expires 06/01/10 (A)                            100              --
--------------------------------------------------------------------------------

        TOTAL WARRANTS
          (Cost $0)                                                          --
        ========================================================================
        TOTAL INVESTMENTS [98.7%]
          (Cost $37,689) +                                         $     38,275
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $38,797 (000).

* NON-INCOME PRODUCING SECURITY.
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,689
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,273 (000) AND $687 (000) RESPECTIVELY.
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE TOTAL VALUE OF THESE SECURITIES AS OF DECEMBER 31, 2006 WAS $6,475 (000) AND REPRESENTS 16.7% OF NET ASSETS.
(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2006.
(D) IN DEFAULT ON INTEREST PAYMENTS
CL -- CLASS
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Prime Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [34.5%]

   ASSET BACKED SECURITIES [17.0%]
   Amsterdam Funding
        5.280%, 01/09/07                             $   25,000    $     24,971
   Barton Capital
        5.250%, 01/03/07                                 25,000          24,993
   Duke Funding High Grade
        5.315%, 01/22/07                                 35,000          34,892
   Kitty Hawk Funding
        5.290%, 01/19/07                                 35,000          34,907
   Laguna (B)
        5.300%, 01/18/07                                 35,000          34,912
   Ranger Funding
        5.260%, 01/22/07                                 25,000          24,923
   Versailles
        5.280%, 01/03/07                                 34,050          34,040
   Windmill Funding
        5.280%, 01/09/07                                 25,000          24,971
   Yorktown Capital (B)
        5.260%, 01/19/07                                 25,000          24,934
   -----------------------------------------------------------------------------
   TOTAL ASSET BACKED SECURITIES                                        263,543
   =============================================================================

   BANKS [4.5%]
   BNP Paribas Finance
        5.275%, 01/02/07                                 35,000          34,995
   DEPFA
        5.260%, 01/10/07                                 35,000          34,954
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                           69,949
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.2%]
   Hewlett - Packard
        5.290%, 01/29/07                                 35,000          34,856
   =============================================================================

   FINANCE AUTO LOANS [3.9%]
   American Honda Finance (B)
        5.340%, 01/26/07                                 25,000          25,000
   Toyota Motor Credit
        5.260%, 01/11/07                                 35,000          34,949
   -----------------------------------------------------------------------------
   TOTAL FINANCE AUTO LOANS                                              59,949
   =============================================================================

   FINANCIAL SERVICES [2.3%]
   Caterpillar
        5.300%, 01/02/07                                 35,000          34,995
   =============================================================================


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------

   PERSONAL CREDIT INSTITUTIONS [2.3%]
   ING Funding
        5.250%, 01/17/07                             $   35,000    $     34,918
   =============================================================================

   SECURITY BROKERS & DEALERS [2.3%]
   Bear Stearns
        5.260%, 01/19/07                                 35,000          34,908
   =============================================================================

        TOTAL COMMERCIAL PAPER
          (Cost $533,118)                                               533,118
        ========================================================================

CORPORATE BONDS [7.7%]

   BANKS [3.2%]
   Bank of America
        5.310%, 01/23/07                                 25,000          25,000
   UBS Bank
        5.400%, 11/28/07                                 25,000          25,000
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                           50,000
   =============================================================================

   FINANCIAL SERVICES [3.9%]
   Sigma Financial (B)
        5.318%, 11/21/07                                 35,000          34,999
   SLM, Ser A, MTN
        5.625%, 04/10/07                                 25,000          25,012
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                              60,011
   =============================================================================

   INSURANCE [0.6%]
   Prudential Insurance (B)
        7.650%, 07/01/07                                  8,350           8,441
   =============================================================================

        TOTAL CORPORATE BONDS
          (Cost $118,452)                                               118,452
        ========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [4.8%]
   FHLB
        4.600%, 01/08/07                                  5,000           5,000
        4.580%, 02/07/07                                  5,000           5,000
        5.490%, 02/22/07                                  5,000           5,000
        5.200%, 02/22/07                                  5,000           5,000
        5.080%, 02/22/07                                 10,000           9,993
        4.870%, 03/12/07                                  5,000           5,000
        4.250%, 04/16/07                                  5,000           4,988
        5.150%, 06/22/07                                  5,000           5,000

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Prime Money Market Fund

                                                    Face Amount
Description                                        (000)/Shares     Value (000)
--------------------------------------------------------------------------------
        5.550%, 08/08/07                             $    5,000    $      5,000
        5.250%, 10/26/07                                  5,000           5,000
        5.300%, 11/01/07                                  5,000           5,000
   FNMA
        4.750%, 01/02/07                                  5,000           5,000
        4.000%, 02/28/07                                 10,000           9,979
--------------------------------------------------------------------------------

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $74,960)                                                 74,960
        ========================================================================

CERTIFICATES OF DEPOSIT [6.1%]
   Barclays Bank
        5.300%, 03/12/07                                 35,000          35,000
   Citibank
        5.320%, 01/25/07                                 25,000          25,000
   Deutsche Bank
        5.260%, 04/05/07                                 35,000          35,000
--------------------------------------------------------------------------------
        TOTAL CERTIFICATES OF DEPOSIT
          (Cost $95,000)                                                 95,000
        ========================================================================

MORTGAGE-BACKED SECURITY [0.6%]
   Capital Auto Receivable Asset Trust,
        Ser 06, Cl SN-1                               9,709,695           9,710
   =============================================================================

        TOTAL MORTGAGE-BACKED SECURITY
          (Cost $9,710)                                                   9,710
   =============================================================================

CASH EQUIVALENT [0.1%]
   Fidelity Institutional Domestic Money
        Market Portfolio, Cl I, 5.21%*                  818,405             818
--------------------------------------------------------------------------------
        TOTAL CASH EQUIVALENT
          (Cost $818)                                                       818
        ========================================================================

REPURCHASE AGREEMENTS (C) [46.3%]
   Banc of America 5.290%, date 12/29/06,
        repurchased on 01/02/07,
        repurchase price $175,102,861
        (collateralized by a U.S.
        Government obligation, par value
        $213,015,506, 5.00% , 07/01/2035;
        with total market value
        $178,500,001)                                   175,000         175,000


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Barclay Bank 5.280%, dated
        12/29/06, repurchased on
        01/02/07, repurchase price,
        $116,868,523 (collateralized
        by various U.S. Government
        obligations, ranging in par
        value $32,474-$90,585,453
        3.992%-7.500%, 01/01/08-12/01/26;
        with total market value $119,136,000)        $  116,800    $    116,800
   Bear Stearns 5.320%, dated 12/29/06,
        repurchased on 01/02/07,
        repurchase price, $175,103,444
        (collateralized by various U.S.
        Government obligations, ranging
        in par value
        $1,705,237-$58,374,779,
        4.500%-7.00%, 04/01/20-07/01/36;
        with total market value
        $178,502,696)                                   175,000         175,000
   Lehman Brothers 5.280%, dated
        12/29/06, repurchased on
        01/02/07, repurchase price
        $50,029,333 (collateralized by a
        U.S. Government obligation, par
        value $69,565,000, 4.500%,
        11/01/19; with total market value
        $51,003,255)                                     50,000          50,000
   Nomura 5.330%, dated 12/29/06,
        repurchased on 01/02/07,
        repurchase price $200,118,444
        (collateralized by various U.S.
        Government obligations, ranging
        in par value
        $2,504,448-$88,625,045,
        4.130%-7.3610%,
        03/01/18-05/01/42; with total
        market value $204,000,000)                      200,000         200,000
--------------------------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS
          (Cost $716,800)                                               716,800
        ========================================================================

        TOTAL INVESTMENTS [100.1%]
          (Cost $1,548,858)+                                       $  1,548,858
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,546,686 (000).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Prime Money Market Fund

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $128,286 (000), REPRESENTING 8.3% OF THE NET ASSETS OF THE FUND.
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Government Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [61.8%]
   FFCB
        5.120%, 01/02/07 (A)                         $   69,000    $     68,990
   FHLB
        5.150%, 01/03/07 (A)                            320,089         319,997
        5.141%, 01/04/07 (A)                             50,000          49,979
        5.161%, 01/05/07 (A)                            139,606         139,526
        2.365%, 01/05/07                                 25,000          24,992
        4.600%, 01/08/07                                 25,000          25,000
        5.171%, 01/10/07 (A)                             50,000          49,936
        5.171%, 01/12/07 (A)                            150,000         149,764
        5.250%, 01/16/07                                 25,000          25,000
        4.580%, 02/07/07                                 25,000          25,000
        5.490%, 02/22/07                                 25,000          25,000
        5.200%, 02/22/07                                 25,000          25,000
        5.080%, 02/22/07                                 25,000          24,981
        4.870%, 03/12/07                                 25,000          25,000
        4.250%, 04/16/07                                 20,000          19,952
        4.625%, 05/18/07                                 36,010          35,934
        5.150%, 06/22/07                                 25,000          25,000
        5.550%, 08/08/07                                 25,000          25,000
        5.375%, 08/28/07                                 10,000          10,000
        5.400%, 09/12/07                                  8,250           8,252
        5.500%, 10/02/07                                 25,000          25,000
        5.260%, 10/23/07                                 25,000          25,000
        5.250%, 10/26/07                                 37,060          37,060
        5.300%, 11/01/07                                 25,000          24,999
   FHLMC
        5.171%, 01/09/07 (A)                             72,950          72,866
        3.050%, 01/19/07                                  1,400           1,398
   FHLMC MTN
        5.324%, 01/26/07 (A)                             18,970          18,903
        5.140%, 12/14/07                                 25,000          25,000
   FNMA
        4.750%, 01/02/07                                 42,997          42,996
        5.150%, 01/03/07 (A)                             40,768          40,756
        5.170%, 01/04/07 (A)                             10,000           9,996
        2.540%, 01/12/07                                  2,557           2,555
        2.500%, 01/30/07                                  5,300           5,288
        4.000%, 02/28/07                                 25,000          24,948
--------------------------------------------------------------------------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $1,459,068)                                           1,459,068
        ========================================================================

REPURCHASE AGREEMENTS (B) [38.1%]
   Bank of America 5.290%, dated
        12/29/06, repurchased on
        01/02/07, repurchase price
        $175,102,861 (collateralized by a
        U.S. Government obligation, par
        value $237,925,037, 5.000%,
        03/01/35; with total market value
        $178,500,000)                                   175,000         175,000


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Barclays Bank 5.280%, dated 12/29/06,
        repurchased on 01/02/07,
        repurchase price $122,872,042
        (collateralized by U.S.
        Government obligations, ranging
        in par value
        $3,228,203-$67,696,245,
        3.791%-6.019%, 04/01/09-11/01/36;
        with total market value
        $125,256,000)                                $  122,800    $    122,800
   Bear Stearns 5.320%, dated  12/29/06,
        repurchased on 01/02/07,
        repurchase price $200,118,222
        (collateralized by U.S. Treasury
        obligations, ranging in par value
        $44,716,780-$54,456,000,
        4.500%-6.000%, 04/01/20-12/01/36;
        with total market value
        $204,003,857                                    200,000         200,000
   Deutsche Bank 5.300%, dated 12/29/06,
        repurchased on 01/02/07,
        repurchase price $100,058,889
        (collateralized by U.S.
        Government obligations, ranging
        in par value
        $21,755,880-$37,144,000,
        5.500%-6.500%, 08/25/15-08/25/32;
        with total market value
        $102,000,000)                                   100,000         100,000
   Lehman Brothers 5.280%, dated
        12/29/06, repurchased on
        01/02/07, repurchase price
        $27,816,309 (collateralized by
        U.S. Government obligation,
        ranging in  par value
        $4,980,000-$50,115,372,
        4.500%-5.000%, 09/01/18-11/01/19;
        with total market value
        $28,356,731)                                     27,800          27,800
   Nomura 5.330%, dated 12/29/06,
        repurchased on 01/02/07,
        repurchase price $175,103,638
        (collateralized by U.S.
        Government obligations, ranging
        in par value
        $346,369-$66,266,563,
        3.72500%-8.799%,
        12/01/16-04/01/36; with total
        market value $178,500,000)                      175,000         175,000

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Government Money Market Fund

Description                                 Face Amount (000)       Value (000)
--------------------------------------------------------------------------------
   UBS Warburg 5.310%, dated 12/29/06,
        repurchased on 01/02/07,
        repurchase price $100,059,000
        (collateralized by U.S.
        Government obligations, ranging
        in par value
        $26,255,000-$58,885,000,
        4.500%-5.000%,
        111/01/20-12/01/36; with total
        market value $102,002,149)                   $  100,000    $    100,000
--------------------------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS
          (Cost $900,600)                                               900,600
        ========================================================================

        TOTAL INVESTMENTS [99.9%]
          (Cost $2,359,668)+                                       $  2,359,668
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,362,275 (000).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BOND [98.0%]

   CALIFORNIA [94.5%]
   ABAG, Finance Authority for Non-Profit
        Corporations, Hamlin School
        Project,    Ser A, GO (A)(B)(C)
        3.790%, 08/01/32                             $    1,500    $      1,500
   ABAG, Finance Authority for Non-Profit
        Corporations, Public Policy
        Institute,     Ser A, RB (A)(B)(C)
        3.790%, 11/01/31                                  2,915           2,915
   ABAG, Finance Authority for Non-Profit
        Corporations, School of the
        Sacred Heart, Ser B, RB (A)(B)(C)
        3.880%, 06/01/30                                  8,100           8,100
   ABAG, Finance Authority for Non-Profit
        Corporations, Ser C, COP (A)(B)(C)
        3.820%, 10/01/27                                  9,920           9,920
   ABAG, Finance Authority for Non-Profit
        Corporations, Ser D, COP (A)(B)(C)
        3.820%, 10/01/27                                  2,400           2,400
   ABAG, Financial Authority for
        Non-Profit Corporations, Jewish
        Community Center Project, RB (A)(B)(C)
        3.920%, 11/15/31                                 14,080          14,080
   Anaheim, Multi-Family Housing
        Authority, Heritage Village
        Apartments Project, Ser A, RB (A) (B) (D)
        3.760%, 07/15/33                                  4,685           4,685
   Berkeley,  TRAN
        4.000%, 10/31/07                                  9,550           9,592
   Berkeley, YMCA Project, RB (A)(B)(C)
        3.760%, 06/01/23                                  1,850           1,850
   California State, Bay Area Toll
        Authority, San Francisco Bay Area
        Project, Ser A, RB, AMBAC (A) (B)
        3.800%, 04/01/39                                 12,800          12,800
   California State, Community College
        Financing Authority, Ser A, TRAN, FSA
        4.500%, 06/29/07                                  4,500           4,519
   California State, Daily Kindergarten
        University Project, Ser A, GO
        (A)(B)(C)
        3.780%, 05/01/34                                  6,850           6,850


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Daily Kindergarten
        University,  Ser A-2, GO (A)(B)(C)
        3.880%, 05/01/34                             $    6,900    $      6,900
   California State, Daily Kindergarten
        University,  Ser A-5, GO (A)(B)(C)
        3.750%, 05/01/34                                  4,150           4,150
   California State, Daily Kindergarten
        University,  Ser B-1, GO (A)(B)(C)
        3.780%, 05/01/34                                  5,800           5,800
   California State, Department of Water
        Resource & Power, Ser A, RB, MBIA (A)(B)
        5.250%, 05/01/07                                  2,590           2,604
   California State, Department of Water
        Resource & Power, Ser B-1, RB
        (A)(B)(C)
        3.920%, 05/01/22                                  6,000           6,000
   California State, Department of Water
        Resource & Power, Ser B-4, RB
        (A)(B)(C)
        3.750%, 05/01/22                                  9,000           9,000
   California State, Department of Water
        Resource & Power, Ser C-15, RB
        (A)(B)(C)
        3.770%, 05/01/22                                  5,000           5,000
   California State, Department of Water
        Resource & Power, Sub-Ser F-2, RB
        (A)(B)(C)
        3.830%, 05/01/20                                  8,100           8,100
   California State, Department of Water
        Resource & Power, Sub-Ser G-3,
        RB, FSA (A)(B)
        3.750%, 05/01/16                                  1,050           1,050
   California State, Department of Water
        Resource & Power, Sub-Ser G-4,
        RB, FSA (A)(B)
        3.840%, 05/01/16                                 10,000          10,000
   California State, Department of Water
        Resource & Power, Ser B-6, RB
        (A)(B)(C)
        3.800%, 05/01/22                                  1,200           1,200
   California State, Economic Development
        Financing Authority, KQED
        Project, RB (A)(B)(C)
        3.800%, 04/01/20                                  1,300           1,300
   California State, Economic Recovery
        Authority, Ser C, RB (A)(B)
        3.750%, 07/01/23                                  3,235           3,235

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Economic Recovery
        Authority, Ser C-1, RB (A)(B)
        3.850%, 07/01/23                             $    3,250    $      3,250
   California State, Economic Recovery
        Authority, Ser C-10, RB
        (A)(B)(C)
        3.840%, 07/01/23                                  7,810           7,810
   California State, Economic Recovery
        Authority, Ser C-12, RB
        (A)(B)
        3.720%, 07/01/23                                  1,100           1,100
   California State, Economic Recovery
        Authority, Ser C-13, RB,
        XLCA (A)(B)
        3.820%, 07/01/23                                  5,000           5,000
   California State, Economic Recovery
        Authority, Ser C-4, RB (A)(B)
        3.920%, 07/01/23                                  5,325           5,325
   California State, Economic Recovery
        Authority, Ser C-7, RB (A)(B)(C)
        3.750%, 07/01/23                                 12,350          12,350
   California State, Economic Recovery
        Authority, Ser C-8, RB (A)(B)(C)
        3.750%, 07/01/23                                  3,000           3,000
   California State, Educational
        Facilities Authority, Chapman
        University Project, RB (A)(B)(C)
        3.800%, 12/01/30                                  1,000           1,000
   California State, Educational
        Facilities Authority, University
        San Francisco, RB (A)(B)(C)
        3.770%, 05/01/30                                  5,200           5,200
   California State, Health Facilities
        Finance Authority, Adventist
        Health Systems Project, Ser B, RB
        (A)(B)(C)
        3.950%, 09/01/25                                  4,400           4,400
   California State, Health Facilities
        Finance Authority, Adventist
        Hospital Project, Ser A, RB,
        MBIA (A)(B)
        3.920%, 09/01/28                                  4,400           4,400
   California State, Health Facilities
        Finance Authority, Adventist
        Hospital Project, Ser B, RB,
        MBIA (A)(B)
        3.920%, 09/01/28                                  1,200           1,200


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California State, Infrastructure &
        Economic Authority, Asian Art
        Museum Foundation Project, RB,
        MBIA (A)(B)
        3.920%, 06/01/34                             $   17,100    $     17,100
   California State, Infrastructure &
        Economic Authority, J Paul Getty
        Trust Project, Ser D, RB (A)
        3.250%, 04/01/33                                 10,000          10,000
   California State,
        Kindergarten-University Project,
        Ser B-3, GO
        3.800%, 05/01/34                                  2,300           2,300
   California State, RAN
        4.500%, 06/29/07                                  7,650           7,690
   California State, Ser A-2, GO (A)(B)(C)
        3.750%, 05/01/33                                 12,200          12,200
   California State, Ser A-3, GO
        3.750%, 05/01/33                                  6,900           6,900
   California State, Ser B, Sub-Ser B-1,
        GO (A)(B)(C)
        3.730%, 05/01/40                                 15,000          15,000
   California State, Ser B, Sub-Ser B-6,
        GO (A)(B)(C)
        3.780%, 05/01/40                                  9,105           9,105
   California State, Ser B, Sub-Ser B-7,
        GO (A)(B)(C)
        3.780%, 05/01/40                                  1,350           1,350
   California State, Ser B-1, GO (A)(B)(C)
        3.800%, 05/01/33                                  7,000           7,000
   California State, Ser C-2, GO (A)(B)(C)
        3.730%, 05/01/33                                  7,700           7,700
   California State, Weekly Kindgarten
        University, Ser B-5, GO (A)(B)(C)
        3.730%, 05/01/34                                 11,525          11,525
   California Statewide, Communities
        Development Authority, Children's
        Hospital Project, Ser A, RB,
        AMBAC (A)(B)
        3.710%, 08/15/32                                  3,210           3,210
   California Statewide, Communities
        Development Authority, Children's
        Hospital Project, Ser B, RB,
        AMBAC (A)(B)
        3.710%, 08/15/32                                  1,800           1,800

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   California Statewide, Communities
        Development Authority, North
        Peninsula Jewish Project, RB
        (A)(B)(C)
        3.920%, 07/01/34                             $    6,300    $      6,300
   California Statewide, Communities
        Development Authority, Monterey
        County Project, Ser A-3, TRAN
        4.500%, 06/29/07                                  5,000           5,022
   Contra Costa County, Ser A, TRAN
        4.500%, 12/11/07                                  5,000           5,051
   Corona, Multi-Family Housing
        Authority, Country Hills Project,
        Ser A, RB (A)(B)(D)
        3.750%, 02/01/25                                  6,475           6,475
   East Bay, Municipal Utilities District
        Authority, Ser A, RB, FSA (A)(B)
        3.710%, 06/01/25                                  8,915           8,915
   East Bay, Municipal Utilities District
        Authority, Sub- Ser 1, RB,
        XLCA (A)(B)
        3.720%, 06/01/38                                  6,700           6,700
   East Bay, Municipal Utilities District
        Authority, Sub- Ser B-1, RB,
        XLCA (A)(B)
        3.720%, 06/01/38                                 18,880          18,880
   East Bay, Municipal Utilities District
        Authority, Ser B-3, RB,
        XLCA (A)(B)
        3.840%, 06/01/38                                  4,985           4,985
   Eastern California, Municipal Water
        District, COP, Ser B, TA,
        FGIC (A)(B)
        3.730%, 07/01/20                                  5,000           5,000
   Fremont, Family Center Finance
        Project, COP (A)(B)(C)
        3.840%, 08/01/28                                  4,300           4,300
   Fremont, Office Building Improvement &
        Fire Equipment Project, COP (A)(B)(C)
        3.840%, 08/01/30                                  3,345           3,345
   Fresno, Multi-Family Housing
        Authority, Stonepine Apartment
        Project, Ser A, RB (A)(B)(D)
        3.750%, 02/15/31                                  2,495           2,495
   Fresno, Palm Lakes Apartment Project,
        RB (A)(B)(C)
        3.770%, 05/01/15                                  3,615           3,615


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Glendale, Police Building
        Project, COP (A)(B)
        3.820%, 06/01/30                             $   19,600    $     19,600
   Grant, Joint Union High School
        District, School Facility Bridge
        Funding Project, COP, FSA (A)(B)
        3.730%, 09/01/34                                  1,000           1,000
   Huntington Beach, Union High School
        District, School Facility Bridge
        Funding Project, COP, FSA (A)(B)
        3.730%, 09/01/28                                  1,890           1,890
   Irvine Ranch, Water District
        #140-240-105-250, GO (A)(B)(C)
        3.800%, 04/01/33                                  9,125           9,125
   Irvine Ranch, Water District,
        GO (A)(B)(C)
        3.750%, 01/01/21                                    300             300
   Irvine, Improvement Board, Act 1915
        Project, District #03-19, Ser A,
        SAB (A)(B)(C)
        3.800%, 09/02/29                                  5,393           5,393
   Irvine, Improvement Board, Act 1915
        Project, District #03-19, Ser B,
        SAB (A)(B)
        3.880%, 09/02/29                                  2,000           2,000
   Irvine, Improvement Board, Act 1915
        Project, District #05-21, Ser A,
        RB (A)(B)(C)
        3.880%, 09/02/31                                 12,000          12,000
   Irvine, Improvement Board, Act 1915
        Project, District #87-8,
        SAB (A)(B)(C)
        3.830%, 09/02/24                                  1,100           1,100
   Irvine, Improvement Board, Act 1915
        Project, District #89-10,
        SAB (A)(B)(C)
        3.860%, 09/02/15                                  6,470           6,470
   Irvine, Improvement Board, Act 1915
        Project, District #93-14,
        SAB (A)(B)(C)
        3.750%, 09/02/25                                 18,667          18,667
   Kern County, TRAN
        4.500%, 06/29/07                                  5,000           5,024
   Kings County, Multi-Family Housing
        Authority, Edgewater Isle
        Apartments Project, Ser A, RB
        (A)(B)(D)
        3.750%, 02/15/31                                 13,410          13,410
   Lemon Grove, Multifamily Housing,
        Hillside Terrace Project, RB (A)(B)(D)
        3.750%, 02/15/31                                  4,955           4,955

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Lodi, Electric System Authority, Ser
        A, COP, MBIA (A)(B)
        3.720%, 07/01/32                             $    9,360    $      9,360
   Los Angeles County, Multi-Family
        Housing Authority, Malibu Canyon
        Apartments Project, Ser B, RB
        (A)(B)(C)
        3.750%, 06/01/10                                  8,000           8,000
   Los Angeles County, Ser A, TRAN
        4.500%, 06/29/07                                 13,000          13,061
   Los Angeles, Department of Water &
        Power, Sub-Ser B-1, RB (A)(B)
        3.820%, 07/01/35                                 11,000          11,000
   Los Angeles, Department of Water &
        Power, Sub-Ser B-3, RB (A)(B)
        3.750%, 07/01/35                                  3,600           3,600
   Los Angeles, Department of Water,
        Sub-Ser -2, RB (A)(B)
        3.800%, 07/01/35                                 10,750          10,750
   Los Angeles, Metropolitan Transit
        Commission, Ser A, RB, FGIC (A)(B)
        3.710%, 07/01/12                                  8,530           8,530
   Los Angeles, Metropolitan
        Transportation Authority,
        Proposition C, Ser A, RB,
        MBIA (A)(B)
        3.730%, 07/01/20                                 11,015          11,015
   Los Angeles, Unified School District,
        Administration Building Project,
        Ser A, COP, AMBAC (A)(B)
        3.840%, 10/01/24                                  8,365           8,365
   Los Angeles, Wastewater Systems,
        Sub-Ser B-1, RB, XLCA (A)(B)
        3.700%, 06/01/28                                  4,480           4,480
   Los Angeles, Water & Power Resource
        Authority, Power System Project,
        Sub-Ser A-7, RB (A)(B)
        3.730%, 07/01/35                                 15,000          15,000
   Los Angeles, Water & Power Resource
        Authority, Sub-Ser B-2, RB (A)(B)
        3.750%, 07/01/34                                  2,000           2,000
   Los Angeles, Water & Power Resource
        Authority, Sub-Ser B-6, RB (A)(B)
        3.900%, 07/01/34                                  9,675           9,675


Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Los Angeles, Water & Power Resource
        Authority, Sub-Ser B-3, RB (A)(B)
        3.800%, 07/01/34                             $   15,875    $     15,875
   Moorpark, Unified School District, Ser
        A, COP, FSA (A)(B)
        3.730%, 11/01/28                                  1,000           1,000
   Mount Diablo, Unified School District,
        TRAN
        4.000%, 11/21/07                                  5,000           5,026
   Newport Beach, Hoag Memorial Hospital,
        Ser A, RB (A)(B)
        3.880%, 10/01/26                                  5,700           5,700
   Newport Beach, Hoag Memorial Hospital,
        Ser B, RB (A)(B)
        3.880%, 10/01/26                                  1,045           1,045
   Newport Beach, Hoag Memorial Hospital,
        Ser C, RB Callable 01/26/07 @
        100 (A)(B)
        3.880%, 10/01/26                                  7,870           7,870
   Oakland, Capital Equipment Project,
        COP (A)(B)(C)
        3.820%, 12/01/15                                  3,590           3,590
   Oakland-Alameda County, Coliseum
        Project, Ser C-1, RB (A)(B)(C)
        3.870%, 02/01/25                                 15,000          15,000
   Orange County, Apartment Development
        Authority, Bear Brand Apartments
        Project, RB (A)(B)(D)
        3.720%, 11/01/07                                  1,900           1,900
   Orange County, Apartment Development
        Authority, Hidden Hills Project,
        Ser C, RB (A)(B)
        3.750%, 11/01/09                                  3,200           3,200
   Orange County, Apartment Development
        Authority, Larkspur Canyon
        Apartments, Ser A, RB (A)(B)(D)
        3.780%, 06/15/37                                  1,200           1,200
   Orange County, Apartment Development
        Authority, Riverbend Apartments
        Project, Ser B, RB (A)(B)(D)
        3.750%, 12/01/29                                  5,000           5,000
   Orange County, Apartment Development
        Authority, Seaside Meadow
        Project,  Ser C, RB (A)(B)(D)
        3.720%, 08/01/08                                  8,000           8,000

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Orange County, Improvement Board
        District No. 88, RB (A)(B)(C)
        3.920%, 09/02/18                             $    1,100    $      1,100
   Orange County, Sanitation District
        Authority, Ser A, COP (A)(B)
        3.830%, 08/01/29                                 11,755          11,755
   Orange County, Sanitation District
        Authority, Ser B, COP (A)(B)
        3.830%, 08/01/30                                  1,300           1,300
   Orange County, Water District
        Authority, Ser A, COP (A)(B)
        3.710%, 08/01/42                                  2,800           2,800
   Pasadena, Public Financing Authority,
        Rose Bowl Refinancing &
        Improvement Project, RB (A)(B)(C)
        3.630%, 12/01/23                                  5,000           5,000
   Riverside County, Ser C, COP (A)(B)(C)
        3.700%, 12/01/15                                 14,700          14,700
   Riverside, Unified School District,
        Ser C, School Facility Bridge
        Funding Project, COP, FSA (A)(B)
        3.730%, 09/01/27                                  1,610           1,610
   Sacramento County, Housing Authority,
        Bent Tree Apartments Project,
        Ser A, RB (A)(B)(D)
        3.750%, 02/15/31                                  2,500           2,500
   Sacramento County, TRAN
        4.500%, 07/17/07                                  7,000           7,033
   San Bernardino County, Housing
        Authority, Alta Loma Heritage
        Project, Ser A, RB (A)(B)(C)
        3.750%, 02/01/23                                  1,354           1,354
   San Diego County, School District,
        Ser A, TRAN
        4.500%, 07/27/07                                  6,000           6,026
   San Diego, Museum of Art Project, COP
        (A)(B)(C)
        3.880%, 09/01/30                                  1,400           1,400
   San Diego, Unified School District,
        Ser A, TRAN
        4.500%, 07/24/07                                  4,000           4,017
   San Francisco (City & County), Housing
        Authority, Bayside Village
        Project D, Ser A, RB (A)(B)(C)
        3.770%, 12/01/16                                  6,000           6,000


Description                                 Face Amount (000)       Value (000)
--------------------------------------------------------------------------------
   San Francisco City & County, Moscone
        Center Expansion Project, Ser 2,
        RB, AMBAC (A)(B)
        3.710%, 04/01/30                             $    1,150    $      1,150
   San Francisco, Bay Area Toll
        Authority, Ser A, RB, AMBAC (A)(B)
        3.800%, 04/01/36                                 15,850          15,850
   San Francisco, Bay Area Toll
        Authority, Ser C, RB, AMBAC (A)(B)
        3.730%, 04/01/25                                  5,650           5,650
   San Jose, Redevelopment Agency, Merged
        Area Redevelopment Project, Ser
        A, RB (A)(B)(C)
        3.710%, 07/01/26                                  3,100           3,100
   Santa Barbara County, Schools
        Financing Authority, TRAN
        4.500%, 06/29/07                                  2,000           2,008
   Santa Clara County, Financing
        Authority, VMC Facility
        Replacement Project, Ser B, RB
        (A)(B)
        3.800%, 11/15/25                                 12,375          12,375
   Santa Clara Valley, Transportation
        Authority, Ser A, RB, AMBAC (A)(B)
        3.750%, 06/01/26                                  6,300           6,300
   Santa Cruz County, TRAN
        4.500%, 06/29/07                                  5,000           5,020
   South Coast, Local Education Agencies,
        Ser A, TRAN
        4.500%, 06/29/07                                  2,000           2,010
   Southern California, Metro Water
        District Authority, Waterworks
        Authorization, Ser B-4 (A)(B)
        3.710%, 07/01/35                                  5,000           5,000
   Southern California, Metropolitan
        Water District Authority, RB (A)(B)
        3.800%, 07/01/35                                  3,300           3,300
   Southern California, Metropolitan
        Water District Authority,
        Ser B, RB (A)(B)
        3.710%, 07/01/27                                  2,100           2,100
   Southern California, Metropolitan
        Water District Authority, Ser
        C-2, RB (A)(B)
        3.750%, 07/01/36                                  4,650           4,650

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                   Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Southern California, Metropolitan
        Water District Authority, Water
        Works Authorization, Ser B,
        RB (A)(B)
        3.710%, 07/01/28                             $    5,200    $      5,200
   Southern California, Metropolitan
        Water District, Ser A, RB (A)(B)
        3.800%, 07/01/25                                  3,800           3,800
   Southern California, Metropolitan
        Water District, Ser C-1, RB (A)(B)
        3.700%, 07/01/30                                  5,000           5,000
   Southern California, Metropolitan
        Water District, Ser C-3, RB (A)(B)
        3.710%, 07/01/30                                  8,395           8,395
   Southern California, Public Power
        Authority, Southern Transmission
        Project, Ser A, RB FSA (A)(B)
        3.710%, 07/01/23                                  6,000           6,000
   Southern California, Public Power
        Authority, Southern Transmission
        Project, RB, AMBAC (A)(B)(C)
        3.720%, 07/01/19                                  8,000           8,000
   State of California, Economic Recovery
        Authority, Ser C-2, RB (A)(B)(D)
        3.750%, 07/01/23                                  2,250           2,250
   State of California, Ser B-3,
        GO (A)(B)(C)
        3.840%, 05/01/33                                  6,100           6,100
   Sunnyvale, Government Center Site
        Acquisition Project, Ser A,
        COP, AMBAC (A)(B)
        3.760%, 04/01/31                                  4,300           4,300
   Three Valleys, Municipal Water
        District Authority, Miramar Water
        Treatment Project, COP (A)(B)(C)
        3.830%, 11/01/14                                  4,700           4,700
   Turlock, Irrigation District, Capital
        Improvement & Refunding Project,
        COP (A)(B)(C)
        3.920%, 01/01/31                                  9,350           9,350
   Upland, Community Redevelopment
        Authority, Sunset Ridge & Village
        Apartments Project, RB (A)(B)(C)
        3.750%, 12/01/29                                  6,700           6,700
   Ventura County, TRAN
        4.500%, 07/02/07                                  2,500           2,510


Description                                 Face Amount (000)       Value (000)
--------------------------------------------------------------------------------
   Westminster, Civic Center Refinancing
        Program, Ser A, COP, AMBAC (A)(B)
        3.790%, 06/01/22                             $    2,900    $      2,900
   Yolo County, Multi-Family Housing
        Authority, Primero Grove Project,
        Ser A, RB (A)(B)(C)
        3.700%, 11/01/27                                 10,485          10,485
   -----------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                     902,522
   =============================================================================

   MASSACHUSETTS [0.9%]
   Massachusetts State, Development &
        Finance Agency, Harvard
        University Project, Ser B-1, RB
        (A) (B)
        3.870%, 07/15/36                                  8,870           8,870
   =============================================================================

   WASHINGTON [0.5%]
   Seattle, Municipal Light & Power
        Authority, RB (A)(B)(C)
        3.860%, 06/01/21                                  4,300           4,300
   =============================================================================

   NEVADA [1.4%]
   Clark County, School District,
        Ser A, GO (A)(B)
        3.850%, 06/15/21                                 12,860          12,860
   =============================================================================

   CONNECTICUT [0.7%]
   Connecticut State, Health & Education
        Facilities Authority, Yale
        University Project, Series T-1,
        RB (A)(B)
        3.900%, 07/01/29                                  7,000           7,000
   =============================================================================

        TOTAL MUNICIPAL BOND
          (Cost $935,552)                                               935,552
        ========================================================================

COMMERCIAL PAPER (E) [1.6%]
   California State
        3.380%, 01/08/07                                 10,000          10,000
   Contra Costa Water District
        3.470%, 01/16/07                                  5,800           5,800
   -----------------------------------------------------------------------------

        TOTAL COMMERCIAL PAPER
          (Cost $15,800)                                                 15,800
   =============================================================================

Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                                         Value (000)
--------------------------------------------------------------------------------

        TOTAL INVESTMENTS [99.6%]
          (Cost $951,352) +                                        $    951,352
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $954,933 (000).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2006.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSOCIATION

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            CNI Charter Funds


By (Signature and Title)*               /s/ Vern Kozlen
                                        -------------------------------------
                                        Vern Kozlen, President & CEO

Date  February 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Vern Kozlen
                                        -------------------------------------
                                        Vern Kozlen, President & CEO

Date  February 28, 2007

By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        -------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date  February 28, 2007

* Print the name and title of each signing officer under his or her signature.